UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07458
                                                     ---------

                            TWEEDY, BROWNE FUND INC.
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                           350 Park Avenue, 9th Floor
                            NEW YORK, NEW YORK 10022
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             M. Gervase Rosenberger
                           Tweedy, Browne Company LLC
                           350 Park Avenue, 9th Floor
                            NEW YORK, NEW YORK 10022
              -----------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number,including area code: 212-916-0600
                                                           ------------

                        Date of fiscal year end: MARCH 31
                                                 --------

                    Date of reporting period: MARCH 31, 2008
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


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       -----------------------------------------------------------------

                                  ANNUAL REPORT

                        Tweedy, Browne Global Value Fund
                            Tweedy, Browne Value Fund
             Tweedy, Browne Worldwide High Dividend Yield Value Fund

                                 MARCH 31, 2008

--------------------------------------------------------------------------------

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

ANNUAL REPORT .............................................................................................................    II-1

TWEEDY, BROWNE FUND INC.
   Investment Adviser's Note ..............................................................................................    II-2
   Expense Information ....................................................................................................    II-5

TWEEDY, BROWNE GLOBAL VALUE FUND
   Portfolio Highlights ...................................................................................................    II-6
   Perspective on Assessing Investment Results ............................................................................    II-7
   Portfolio of Investments ...............................................................................................    II-8
   Sector Diversification .................................................................................................   II-11
   Portfolio Composition ..................................................................................................   II-11
   Schedule of Forward Exchange Contracts .................................................................................   II-12

TWEEDY, BROWNE VALUE FUND
   Portfolio Highlights ...................................................................................................   II-13
   Perspective on Assessing Investment Results ............................................................................   II-14
   Portfolio of Investments ...............................................................................................   II-15
   Sector Diversification .................................................................................................   II-16
   Portfolio Composition ..................................................................................................   II-16
   Schedule of Forward Exchange Contracts .................................................................................   II-17

TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
   Portfolio Highlights ...................................................................................................   II-18
   Perspective on Assessing Investment Results ............................................................................   II-19
   Portfolio of Investments ...............................................................................................   II-20
   Sector Diversification .................................................................................................   II-21
   Portfolio Composition ..................................................................................................   II-21

TWEEDY, BROWNE FUND INC.
   Statements of Assets and Liabilities ...................................................................................   II-22
   Statements of Operations ...............................................................................................   II-23
   Statements of Changes in Net Assets ....................................................................................   II-24
   Financial Highlights ...................................................................................................   II-25
   Notes to Financial Statements ..........................................................................................   II-27
   Investment in the Fund by the Investment Adviser and Related Parties ...................................................   II-29
   Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm ....................................   II-31
   Other Information ......................................................................................................   II-32

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
TWEEDY, BROWNE VALUE FUND
TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND

                                  ANNUAL REPORT

                                 MARCH 31, 2008

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

INVESTMENT ADVISER'S NOTE

To Our Shareholders:

      We are pleased to present the Annual Report to Shareholders for the Tweedy, Browne Global Value Fund, Tweedy, Browne Value Fund and Tweedy, Browne Worldwide High Dividend Yield Value Fund for the year ended March 31, 2008. Investment results* for the past six months and the last one, three, five and ten years, and results since inception of each Fund are presented in the tables below:

--------------------------------------------------------------------------------
                                    TWEEDY, BROWNE    MSCI EAFE       MSCI EAFE
PERIOD ENDED                         GLOBAL VALUE    INDEX HEDGED       INDEX
3/31/08                                  FUND        TO US$(1)(2)   IN US$(1)(2)
--------------------------------------------------------------------------------
6 Months                                -11.03%         -17.55%        -10.50%
--------------------------------------------------------------------------------
1 Year                                   -6.35          -14.05          -2.70
--------------------------------------------------------------------------------
3 Years                                   9.32           10.07          13.32
--------------------------------------------------------------------------------
5 Years                                  17.36           15.35          21.40
--------------------------------------------------------------------------------
10 Years                                  8.68            3.63           6.18
--------------------------------------------------------------------------------
Since Inception (6/15/93)(3)             11.86            6.76           7.35
--------------------------------------------------------------------------------
Total Annual Fund Operating Expense Ratio as of 3/31/07 was 1.37%+
--------------------------------------------------------------------------------
Total Annual Fund Operating Expense Ratio as of 3/31/08 was 1.37%+
================================================================================

--------------------------------------------------------------------------------
                                                     MSCI WORLD
PERIOD ENDED                       TWEEDY, BROWNE   INDEX HEDGED
3/31/08                              VALUE FUND     TO US$(1)(4)   S&P 500(1)(5)
--------------------------------------------------------------------------------
6 Months                                -9.98%         -14.57%        -12.46%
--------------------------------------------------------------------------------
1 Year                                  -5.41           -9.22          -5.08
--------------------------------------------------------------------------------
3 Years                                  4.01             N/A           5.84
--------------------------------------------------------------------------------
5 Years                                  9.15             N/A          11.30
--------------------------------------------------------------------------------
10 Years                                 3.93             N/A           3.50
--------------------------------------------------------------------------------
Since Inception (12/8/93)(3)            9.52             N/A           9.53
--------------------------------------------------------------------------------
Total Annual Fund Operating Expense Ratio as of 3/31/07 was 1.38%+
--------------------------------------------------------------------------------
Total Annual Fund Operating Expense Ratio as of 3/31/08 was 1.37%+
================================================================================

--------------------------------------------------------------------------------
                                              TWEEDY, BROWNE        MSCI WORLD
PERIOD ENDED                             WORLDWIDE HIGH DIVIDEND       INDEX
3/31/08                                      YIELD VALUE FUND      IN US$(1)(4)
--------------------------------------------------------------------------------
6 Months                                          -3.85%              -11.26%
--------------------------------------------------------------------------------
Since Inception (9/5/07)(3)                       -2.69                -6.72
--------------------------------------------------------------------------------
30-Day Standardized Yield as of 3/31/08: 2.90%
--------------------------------------------------------------------------------
Gross Annual Operating Expense Ratio for current fiscal year ending
3/31/08 was 1.86%+ ++
--------------------------------------------------------------------------------
Net Annual Operating Expense Ratio for current fiscal year ending
3/31/08 was 1.37%+ ++
================================================================================

* THE PRECEDING PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN. PLEASE VISIT WWW.TWEEDY.COM TO OBTAIN PERFORMANCE DATA, WHICH IS CURRENT TO THE MOST RECENT MONTH END. SEE PAGE II-4 FOR FOOTNOTES 1 THROUGH 5, WHICH DESCRIBE THE INDICES AND INCEPTION DATES OF EACH FUND. RESULTS ARE ANNUALIZED FOR ALL PERIODS GREATER THAN ONE YEAR.

+ THE FUNDS DO NOT IMPOSE ANY FRONT-END OR DEFERRED SALES CHARGE. HOWEVER, THE GLOBAL VALUE FUND AND THE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND IMPOSE A 2% REDEMPTION FEE ON PROCEEDS FROM REDEMPTIONS OR EXCHANGES MADE WITHIN 60 DAYS OF PURCHASE.

++ The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Worldwide High Dividend Yield Value Fund to the extent necessary to maintain the total annual fund operating expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 1.37%. This arrangement will continue at least through March 31, 2009. In this arrangement, the Worldwide High Dividend Yield Value Fund has agreed, during the two-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent that after giving effect to such repayment such adjusted total annual fund operating expenses would not exceed 1.37% on an annualized basis. The performance data shown above would be lower had fees and expenses not been waived and/or reimbursed.

                      PERFORMANCE: RESULTS AND ATTRIBUTION

      While all three of our Funds were not immune to the downturn over the last year, all three significantly outperformed their respective benchmarks as the credit crisis unfolded. The Tweedy, Browne Global Value Fund finished this roller coaster period down 6.35% while the MSCI EAFE Index hedged back into U.S. dollars was down 14.05% during the period. The Tweedy, Browne Value Fund marginally underperformed the S&P 500 for the year, but held up very well against the MSCI World Index hedged back into U.S. dollars, declining 5.41% versus 9.22% for the index. The Value Fund now has approximately 35% of its net assets invested in non- U.S. companies. The new Tweedy, Browne Worldwide High Dividend Yield Value Fund which began operations on September 5th of last year has also gotten off to a good relative start, declining since its inception 2.69% versus a decline of 6.72% for the MSCI World Index. While negative results are nothing to boast about, we were gratified that the Funds held up fairly well during perhaps one of the most volatile periods that we have experienced in our 30 plus years of investing.

      The subprime mortgage crisis has spawned an unprecedented level of equity market volatility over the last eight months. Since the bursting of the credit bubble back in August, the MSCI EAFE Index has had 17 days of gains or losses in excess of 2%. In contrast, in the first half of the 2007 calendar year, there were only three such days, and in the combined years of 2005 and 2006 there were a total of just six such days. This increased volatility was not confined to the

--------------------------------------------------------------------------------
international markets. The S&P 500 also had 26 days during the last eight months with gains or losses in excess of 2%. This compares to two days in the first half of 2007, and only two such days for the combined years 2005 and 2006. Needless to say, this kind of market churn generally produces pricing opportunities for value investors such as ourselves.

      Ebullient markets such as we had over the last five years just prior to the inception of the credit crisis are generally not the kind of environment in which value investing shines, at least not on a relative basis, and this proved to be the case particularly in our Value Fund. For the one, three and five-year annualized periods ending June 30, 2007 for instance, our Value Fund underperformed the S&P 500 and the MSCI World Index hedged to U.S. dollars despite generating solid absolute returns. During rapidly rising markets, we and other value investors often have a hard time finding undervalued stocks, which leads to rising cash positions, which in turn drag down portfolio returns. As you will recall, we closed our doors to new investors in early 2005, preferring not to dilute our existing shareholders' returns by taking on new money that we believed could not effectively be put to work. With the recent market downturn, our Value Fund is now starting to gain considerable ground on its benchmark indices.

      Over the long term, we believe that how one performs in difficult environments is as important, or perhaps even more important than how one performs in the bull market phase, and in that respect, we believe we have more than held our own. The most recent downturn over the last nine months is no exception. While we have faced declines in our Funds, these have not been as significant as the declines in the broad market indices. Between June 30, 2007 and March 31, 2008, when most of the carnage occurred, the MSCI EAFE Index (Hedged to U.S. dollars), the MSCI World Index (Hedged to U.S. dollars), and the S&P 500 declined 19.23%, 14.54% and 10.68%, respectively. In contrast, our Global Value and Value Funds finished this same period down an estimated 11.60% and 10.05%, respectively. The Worldwide High Dividend Yield Value Fund also held up well during this period declining 2.69% since its inception on September 5, 2007 versus a decline of 6.72% for the MSCI World Index in U.S. dollars.(6)

      The downturn in our Funds was muted, at least in part, due to the fact that we have had modest direct exposure to the subprime problem. With the exception of our holdings in AIG, HSBC and Bank of America, which, we believe, have manageable amounts of capital invested in subprime mortgages and have many other compensating competitive advantages, we have had very little investment in those areas of the market that were the most affected.(7)

      The returns for our portfolios over the last year were fueled, in large part, by solid returns in our food, beverage, and industrial holdings, and continued strength in our Finnish, Dutch, Mexican and South Korean stocks. Our significant underweighting in Japan also held us in good stead, as this market has been under pressure over the last year or so. Our financial stocks, which were down in double digits, still fared better than their index counterparts. Our lack of any meaningful exposure to energy stocks, aside from those in our high dividend yield portfolios, was a drag on our relative results. Those energy stocks that we did own in the Worldwide High Dividend Yield Value Fund underperformed their peers. Our significant weighting in media stocks also did not serve us well during this period.

      Larger capitalization securities now account for roughly two-thirds of net assets in the Global Value Fund versus one- third in smaller and medium capitalization companies. Five years ago, the reverse was the case with smaller and medium capitalization companies accounting for two-thirds of net assets. This change in composition has come about simply because there is more value to be found today in larger companies. We sold a number of our smaller companies as they surged in price over the last five years.

      Another segment of our Funds' portfolios that produced attractive returns over the last year were our South Korean stocks. The values we have been able to uncover in this most developed of developing nations have been nothing less than extraordinary. Even in the short run, value has been borne out by rapidly advancing stock prices. Stocks such as Samsung SDI, Dongah Tire & Rubber,
Taeyoung Engineering, Hanil Cement and Youngone Corporation, among others, produced attractive returns for our Global Value Fund.

      Despite these gains, a number of the stocks in our Funds were dragged down in price during the year, not surprisingly some of our financial, retail and media-related holdings. Stocks such as Comcast (Value), Axel Springer (Global Value), Mediaset (Global Value, Value and Worldwide High Dividend Yield Value), Mondadori (Global Value, Value and Worldwide High Dividend Yield Value), Home Depot (Value and Worldwide High Dividend Yield Value), and AIG (Global Value and Value) all finished the year in negative territory, despite what we feel are very attractive long-term fundamentals for each of them.

      Thank you for investing alongside us, and for your continued confidence.

      Very truly yours,

                      TWEEDY, BROWNE COMPANY LLC
                      Christopher H. Browne
                      William H. Browne
                      John D. Spears
                      Thomas H. Shrager
                      Robert Q. Wyckoff, Jr.
                      MANAGING DIRECTORS

APRIL 24, 2008

--------------------------------------------------------------------------------

Notes:

      (1) Indexes are unmanaged, and the figures for the indexes shown include reinvestment of dividends and capital gains distributions and do not reflect any fees or expenses. Investors cannot invest directly in an index. We strongly recommend that these factors be considered before an investment decision is made.

      (2) MSCI EAFE Index US$ is an unmanaged capitalization-weighted index of companies representing the stock markets of Europe, Australasia and the Far East. MSCI EAFE Index Hedged consists of the results of the MSCI EAFE Index hedged 100% back into US dollars and accounts for interest rate differentials in forward currency exchange rates. Results for both indexes are inclusive of dividends and net of foreign withholding taxes.

      (3) Inception dates for the Global Value Fund, Value Fund and Worldwide High Dividend Yield Value Fund were June 15, 1993, December 8, 1993, and September 5, 2007, respectively. Information with respect to MSCI EAFE indexes used is available at month end only; therefore the closest month end to the Global Value Fund's inception date, May 31, 1993, was used.

      (4) The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of March 2008, the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the
            Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The MSCI World Index (US$) reflects the return of this index for a US dollar investor. MSCI World Index (Hedged to US$) consists of the results of the MSCI World Index with its foreign currency exposure hedged 100% back into U.S. dollars. The index accounts for interest rate differentials in forward currency exchange rates. Results for this index are inclusive of dividends and net of foreign withholding taxes.

      (5) S&P 500 Index is an unmanaged capitalization weighted index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market and includes the reinvestment of dividends.

      (6) Returns shown are for a specific time period where the Funds outperformed their relevant indexes. While the Funds outperformed the relevant indexes for the period shown, there have been previous periods when the Funds underperformed these indices. Since past performance is not indicative of future results, there can be no guarantee that the Funds will outperform their relevant indexes in the future. Please refer to page 2 of the letter for the Funds' standardized performance results.

      (7) As of March 31, 2008, Tweedy, Browne Global Value Fund, Tweedy, Browne Value Fund, and Tweedy, Browne Worldwide High Dividend Yield Value Fund had invested the following percentages of its net assets, respectively, in the following portfolio holdings: AIG (2.8%, 3.5%, 0.0%); HSBC (1.3%, 0.0%, 1.7%); Bank of America (0.0%, 2.0%, 1.6%);
            Samsung SDI (1.0%,  0.0%, 0.0%);  Dongah Tire & Rubber (0.0%,  0.0%,
            0.0%); Taeyoung Engineering (0.0%, 0.0%, 0.0%); Hanil Cement (0.4%, 0.0%, 0.0%); Youngone Corporation (0.3%, 0.0%, 0.0%); Comcast (0.0%,
            4.0%, 0.0%); Axel Springer (2.9%, 0.0%, 0.0%); Mediaset (2.2%, 0.6%,
            3.0%); Mondadori (1.5%, 0.5%, 1.9%); Home Depot (0.0%, 4.1%, 0.9%).

Investing in foreign securities involves additional risks beyond the risks of investing in US securities markets. These risks include currency fluctuations; political uncertainty; different accounting and financial standards; different regulatory environments; and different market and economic factors in various non-U.S. countries. In addition, the securities of small, less well-known companies may be more volatile than those of larger companies. Investors should refer to the Funds' prospectus for a description of risk factors associated with investments in securities held by the Funds.

Tweedy, Browne Global Value Fund, Tweedy, Browne Value Fund, and Tweedy, Browne Worldwide High Dividend Yield Value Fund are distributed by Tweedy, Browne Company LLC.

This material must be preceded or accompanied by a prospectus for Tweedy, Browne Fund Inc.

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                                      II-4

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

EXPENSE INFORMATION

      A shareholder of the Global Value Fund, Value Fund or Worldwide High Dividend Yield Value Fund (collectively, the "Funds") incurs two types of costs:
(1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The Example below is intended to help a shareholder understand their ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

      The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of October 1, 2007 to March 31, 2008.

      ACTUAL EXPENSES The first part of the table presented below, under the heading "Actual Expenses", provides information about actual account values and actual expenses. The information in this line may be used with the amount a shareholder invested to estimate the expenses that were paid by the shareholder over the period. Simply divide the shareholder's account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses paid during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES The second part of the table presented below, under the heading "Hypothetical Expenses", provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by the shareholder of the Funds for the period. This information may be used to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table below are meant to highlight a shareholder's ongoing costs only and do not reflect redemption fees. Redemptions from the Global Value Fund and the Worldwide High Dividend Yield Value Fund, including exchange redemptions, within 60 days of purchase are subject to a redemption fee equal to 2% of the redemption proceeds, which will be retained by the Funds. There are no other transactional expenses associated with the purchase and sale of shares charged by the Funds, such as commissions, sales loads and/or redemption fees on shares held longer than 60 days. Other mutual funds may have such transactional charges. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help a shareholder determine the relative total costs of owning different funds. In addition, if redemption fees were included, a shareholder's costs would have been higher.

----------------------------------------------------------------------------------------------------------
                                                                         HYPOTHETICAL EXPENSES
                                   ACTUAL EXPENSES                    (5% RETURN BEFORE EXPENSES)
----------------------------------------------------------------------------------------------------------
                                                  EXPENSES                            EXPENSES
                          BEGINNING    ENDING   PAID DURING   BEGINNING    ENDING   PAID DURING
                           ACCOUNT    ACCOUNT     PERIOD*      ACCOUNT    ACCOUNT     PERIOD*
                            VALUE      VALUE     10/1/07 -      VALUE      VALUE     10/1/07 -    EXPENSE
                           10/1/07    3/31/08     3/31/08      10/1/07    3/31/08     3/31/08      RATIO
----------------------------------------------------------------------------------------------------------
Global Value Fund          $ 1,000     $ 890       $ 6.47      $ 1,000    $ 1,018      $ 6.91      1.37%
----------------------------------------------------------------------------------------------------------
Value Fund                 $ 1,000     $ 900       $ 6.51      $ 1,000    $ 1,018      $ 6.91      1.37%
----------------------------------------------------------------------------------------------------------
Worldwide High Dividend
   Yield Value Fund (+)    $ 1,000     $ 962       $ 6.72      $ 1,000    $ 1,018      $ 6.91      1.37%
----------------------------------------------------------------------------------------------------------

(+) THE TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND COMMENCED OPERATIONS ON SEPTEMBER 5, 2007.

* EXPENSES ARE EQUAL TO EACH FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY 366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

[MAP]                                           TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------

PORTFOLIO HIGHLIGHTS (UNAUDITED)

March 31, 2008

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
           TWEEDY, BROWNE GLOBAL VALUE FUND VS. MORGAN STANLEY CAPITAL
        INTERNATIONAL ("MSCI") EUROPE, AUSTRALASIA AND FAR EAST ("EAFE")
                        INDEX (IN US DOLLARS AND HEDGED)
                             6/15/93 THROUGH 3/31/08

  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            Tweedy, Browne            INDEX: MSCI EAFE        INDEX: MSCI EAFE
Date        Global Value Fund*      INDEX (IN US DOLLARS)*    INDEX (HEDGED)*
6/1/93            10000.00               9843.98                 9964.00
9/1/93            10310.00              10496.90                10555.00
3/1/94            12260.00              10957.70                10839.90
9/1/94            12300.00              11528.70                10857.40
3/1/95            11678.30              11678.30                10032.70
9/1/95            12874.60              12196.10                11290.10
3/1/96            14700.90              13056.70                12764.80
9/1/96            15174.40              13246.60                13339.70
3/1/97            17149.30              13246.60                14363.60
9/1/97            19878.10              14860.20                16601.20
3/1/98            22823.50              15711.40                18480.90
9/1/98            18819.10              13621.30                15406.30
3/1/99            23514.30              16664.10                19365.40
9/1/99            26648.70              17837.50                20443.80
3/1/00            28612.70              20845.30                25338.20
9/30/00           30551.90              18404.60                24398.40
3/31/01           30094.50              15455.60                21791.30
9/30/01           27549.00              13152.00                17920.00
3/31/02           31361.00              14141.00                20111.00
9/30/02           24673.80              11287.80                14162.80
3/31/03           23565.00              10856.00                12929.00
9/30/03           29228.00              14000.00                15639.00
3/31/04           35003.00              17102.00                17751.00
9/30/04           35975.00              17092.00                17905.00
3/31/05           40167.00              19678.00                19801.00
9/30/05           43486.00              21501.00                23087.00
3/31/06           48299.00              24481.00                27012.00
9/30/06           49601.00              29426.00                30722.00
3/31/07           56029.00              29426.00                30722.00
09/30/07          58977.00              31990.00                32051.00
03/31/08          52473.10              28757.80                26423.00

--------------------------------------------------------------------------------
MSCI EAFE INDEX REPRESENTS THE CHANGE IN MARKET CAPITALIZATIONS OF EUROPE, AUSTRALASIA AND THE FAR EAST (EAFE), INCLUDING DIVIDENDS REINVESTED MONTHLY, NET AFTER FOREIGN WITHHOLDING TAXES.

INDEX AND AVERAGE INFORMATION IS AVAILABLE AT MONTH END ONLY; THEREFORE, THE CLOSEST MONTH END TO INCEPTION DATE OF THE FUND, MAY 31, 1993, HAS BEEN USED.

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN*

                                                                       WITHOUT
THE FUND                                               ACTUAL         WAIVERS**
--------                                               ------         ---------
Inception (6/15/93) through 3/31/08                    11.86%           11.85%
Year Ended 3/31/08                                     (6.35)%          (6.35)%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                             AGGREGATE TOTAL RETURN*

                                                       YEAR           INCEPTION
                                                      ENDED          (6/15/93)-
                                                     3/31/08          3/31/08
                                                     -------         ----------
The Fund                                              (6.35)%          424.73%
MSCI EAFE (in US Dollars)                             (2.70)%          186.32%
MSCI EAFE (Hedged)                                   (14.05)%          164.07%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTE: THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE
      OF FUTURE RESULTS. THE FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN ORIGINAL COST.

* ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND IS NET OF FOREIGN WITHHOLDING TAX.

** THE ADVISER WAIVED A PORTION OF ITS FEE FROM JUNE 15, 1993 THROUGH MARCH 31, 1994. THE ADMINISTRATOR WAIVED A PORTION OF ITS FEE FROM FEBRUARY 15, 1997 THROUGH MAY 15, 1997.

                        SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

[MAP]                                           TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------

PERSPECTIVE ON ASSESSING INVESTMENT RESULTS

March 31, 2008

      In accordance with rules and guidelines set out by the United States (US) Securities and Exchange Commission, we have provided a comparison of the historical investment results of Tweedy, Browne Global Value Fund to the historical investment results of the most appropriate broad-based securities indices, the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index in US dollars and hedged into US dollars. However, the historical results of the MSCI EAFE indices in large measure represent the investment results of stocks that we do not own. Any portfolio which does not own exactly the same stocks in exactly the same proportions as the index to which the particular portfolio is being compared is not likely to have the same results as the index. The investment behavior of a diversified portfolio of undervalued stocks tends to be correlated to the investment behavior of a broad index; i.e., when the index is up, probably more than one-half of the stocks in the entire universe of public companies in all the countries that are included in the same index will be up, albeit, in greater or lesser percentages than the index. Similarly, when the index declines, probably more than one-half of the stocks in the entire universe of public companies in all the countries that are included in the index will be down in greater or lesser percentages than the index. But it is almost a mathematical truth that "different stocks equal different results."

      We believe that favorable or unfavorable historical investment results in comparison to an index are not necessarily predictive of future comparative investment results. In ARE SHORT-TERM PERFORMANCE AND VALUE INVESTING MUTUALLY EXCLUSIVE?, Eugene Shahan analyzed the investment performance of seven money managers, about whom Warren Buffett wrote in his article, THE SUPER- INVESTORS OF GRAHAM AND DODDSVILLE. Over long periods of time, the seven managers significantly outperformed the market as measured by the Dow Jones Industrial Average (the "DJIA") or the Standard & Poor's 500 Stock Index (the "S&P 500") by between 7.7% and 16.5% annually. (The goal of most institutional money managers is to outperform the market by 2% to 3%.) However, for periods ranging from 13 years to 28 years, this group of managers underperformed the market between 7.7% and 42% of the years. Six of the seven investment managers underperformed the market between 28% and 42% of the years. In today's environment, they would have lost many of their clients during their periods of underperformance. Longer term, it would have been the wrong decision to fire any of those money managers. In examining the seven long-term investment records, unfavorable investment results as compared to either index did not predict the future favorable comparative investment results which occurred, and favorable investment results in comparison to the DJIA or the S&P 500 were not always followed by future favorable comparative results. Stretches of consecutive annual underperformance ranged from one to six years.

Mr. Shahan concluded:

UNFORTUNATELY, THERE IS NO WAY TO DISTINGUISH BETWEEN A POOR THREE-YEAR STRETCH FOR A MANAGER WHO WILL DO WELL OVER 15 YEARS, FROM A POOR THREE-YEAR STRETCH FOR A MANAGER WHO WILL CONTINUE TO DO POORLY. NOR IS THERE ANY REASON TO BELIEVE THAT A MANAGER WHO DOES WELL FROM THE OUTSET CANNOT CONTINUE TO DO WELL, AND CONSISTENTLY.

                        SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

[MAP]                                           TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
March 31, 2008

                                                                                       MARKET VALUE
   SHARES                                                                                 (NOTE 2)
------------                                                                          ---------------
               COMMON STOCKS--94.7%

               BELGIUM--3.2%
   1,646,311   KBC Groep NV .......................................................   $   214,276,863
                                                                                      ---------------

               CANADA--1.2%
     100,000   Melcor Developments Ltd. ...........................................         1,546,708
   1,631,760   National Bank of Canada, Toronto ...................................        76,081,476
                                                                                      ---------------
                                                                                           77,628,184
                                                                                      ---------------

               CZECH REPUBLIC--0.0%+
       2,800   Philip Morris CR a.s. ..............................................         1,263,288
                                                                                      ---------------
               FINLAND--7.7%
   2,435,000   Cargotec Corporation, B Share ......................................       119,957,771
   1,000,000   Huhtamaki Oyj ......................................................        10,743,317
   9,340,000   Kone Oyj, Class B ..................................................       384,646,564
                                                                                      ---------------
                                                                                          515,347,652
                                                                                      ---------------

               FRANCE--7.0%
     433,783   BNP Paribas SA .....................................................        43,915,124
   2,192,565   CNP Assurances .....................................................       271,269,510
     122,200   Nexans SA ..........................................................        14,464,403
       1,000   NSC Groupe .........................................................           104,185
   1,825,000   Sanofi-Aventis .....................................................       137,419,386
                                                                                      ---------------
                                                                                          467,172,608
                                                                                      ---------------

               GERMANY--4.1%
      64,173   Boewe Systec AG ....................................................         2,080,495
      42,354   KSB AG .............................................................        28,757,016
     265,714   Linde AG ...........................................................        37,678,851
      63,276   Merck KGaA .........................................................         7,827,659
   1,560,342   Springer (Axel) Verlag AG ..........................................       192,851,536
                                                                                      ---------------
                                                                                          269,195,557
                                                                                      ---------------

               HONG KONG--2.1%
   8,226,564   Jardine Strategic Holdings Ltd. ....................................       138,370,806
     200,000   Swire Pacific Ltd., Class B ........................................           445,595
                                                                                      ---------------
                                                                                          138,816,401
                                                                                      ---------------

               IRELAND--0.6%
  11,955,638   Independent News & Media PLC .......................................        39,404,407
   1,111,317   Unidare PLC ++ .....................................................           105,657
                                                                                      ---------------
                                                                                           39,510,064
                                                                                      ---------------

               ITALY--5.0%
   3,561,000   Banco Popolare Scarl ...............................................        59,191,066
     925,100   Maffei SPA .........................................................         3,444,810
  15,720,000   Mediaset SPA .......................................................       145,968,404
  12,147,709   Mondadori (Arnoldo) Editore SPA ....................................       102,980,943
   2,470,700   Natuzzi SPA, Sponsored ADR ++ ......................................         9,141,590
   1,005,000   Sol SPA ............................................................         7,166,173
     805,250   Vincenzo Zucchi SPA ++ .............................................         3,674,785
                                                                                      ---------------
                                                                                          331,567,771
                                                                                      ---------------

               JAPAN--5.7%
   1,594,700   Canon, Inc. ........................................................        73,538,685
     414,900   Chofu Seisakusho Company Ltd. ......................................         8,332,598
         530   Coca-Cola Central Japan Company Ltd. ...............................         4,557,995

                                                                                        MARKET VALUE
   SHARES                                                                                 (NOTE 2)
------------                                                                          ---------------
               COMMON STOCKS

               JAPAN (CONTINUED)
     410,900   Daikoku Denki Company Ltd. .........................................   $     3,608,043
   5,251,000   Fujitec Company Ltd. ...............................................        29,542,975
     570,600   Fukuda Denshi Company Ltd. .........................................        13,987,683
   1,203,000   Hi-Lex Corporation .................................................        16,799,819
   1,512,500   Honda Motor Company Ltd. ...........................................        43,231,652
      22,100   Hurxley Corporation ................................................           267,327
     319,000   Inaba Seisakusho Company Ltd. ......................................         3,413,221
     321,000   Katsuragawa Electric Company Ltd. ..................................         1,964,023
   1,461,000   Kawasumi Laboratories Inc. .........................................         8,792,274
   1,849,500   Kuroda Electric Company Ltd. .......................................        24,434,546
      69,100   Mandom Corporation .................................................         2,082,684
     477,000   Matsumoto Yushi-Seiyaku Company Ltd. ...............................         7,562,224
      21,670   Medikit Company Ltd. ...............................................         4,637,273
     121,800   Meito Sangyo Company Ltd. ..........................................         2,581,986
      36,240   Milbon Company Ltd. ................................................           793,723
     307,100   Mirai Industry Company Ltd. ........................................         3,532,722
      55,000   Nankai Plywood Company Ltd. ........................................           347,566
      40,000   Nippon Antenna Company Ltd. ........................................           245,140
     162,780   Nippon Kanzai Company Ltd. .........................................         4,832,621
   1,253,000   Nippon Konpo Unyu Soko
                  Company Ltd. ....................................................        17,208,530
     685,500   Nitto FC Company Ltd. ..............................................         2,995,856
     451,000   Sangetsu Company Ltd. ..............................................         9,832,421
     314,800   Shikoku Coca-Cola Bottling
                  Company Ltd. ....................................................         3,760,458
     289,300   Shingakukai Company Ltd. ...........................................         1,421,286
     204,000   SK Kaken Company Ltd. ..............................................         6,087,105
     612,000   Sonton Food Industry Company Ltd. ..................................         4,918,873
     528,500   T. Hasegawa Company Ltd. ...........................................         9,339,745
   2,946,000   Takata Corporation .................................................        65,114,784
     106,300   Tenma Corporation ..................................................         1,404,375
                                                                                      ---------------
                                                                                          381,170,213
                                                                                      ---------------

               MEXICO--3.7%
   1,921,351   Coca-Cola Femsa SA de CV,
                  Sponsored ADR +++ ...............................................       108,229,702
  14,623,380   Embotelladoras Arca SA de CV .......................................        56,346,063
     151,327   Grupo Aeroportuario del Sureste
                  SA de CV, ADR ...................................................         8,624,126
  30,132,400   Grupo Continental SA ++ ............................................        72,741,952
                                                                                      ---------------
                                                                                          245,941,843
                                                                                      ---------------

               NETHERLANDS--13.4%
   2,093,000   Akzo Nobel NV ......................................................       168,543,726
      23,620   Crown Van Gelder Gemeenschappelijk
                  Bezit NV ........................................................           552,053
   5,477,810   Heineken Holding NV ................................................       276,455,416
   2,810,041   Heineken NV ........................................................       163,814,049
     450,000   Imtech NV ..........................................................        11,986,404
      50,000   Randstad Holding NV ................................................         2,350,695
   4,374,175   Telegraaf Media Groep NV ...........................................       142,088,430
     288,708   TKH Group NV .......................................................         6,802,656
   3,612,751   Unilever NV, CVA ...................................................       121,762,686
                                                                                      ---------------
                                                                                          894,356,115
                                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

[MAP]                                           TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
March 31, 2008

                                                                                        MARKET VALUE
  SHARES                                                                                  (NOTE 2)
------------                                                                          ---------------
               COMMON STOCKS

               NORWAY--1.0%
  2,302,000    Schibsted ASA ......................................................   $    68,855,020
                                                                                      ---------------
               SINGAPORE--2.3%
 33,542,550    Fraser and Neave Ltd. ..............................................       118,043,295
  2,400,000    Jardine Cycle & Carriage Ltd. ......................................        34,028,226
                                                                                      ---------------
                                                                                          152,071,521
                                                                                      ---------------

               SOUTH KOREA--5.3%
       8,615   Asia Cement Company, Ltd. ..........................................           507,148
      23,260   Daehan City Gas Company Ltd. .......................................           738,655
      93,346   Dong Ah Tire & Rubber Company Ltd. .................................           902,026
     280,921   Hanil Cement Company Ltd. ..........................................        26,181,661
       8,791   Hyundai Elevator Company Ltd. ......................................           710,133
   8,003,555   Korea Exchange Bank ................................................       106,676,353
      23,200   Sam Young Electronics Company, Ltd. ................................           267,057
      36,890   Samchully Company Ltd. .............................................         5,848,165
     886,070   Samsung SDI Company, Ltd. ..........................................        69,697,433
     241,172   SK Telecom Company, Ltd. ...........................................        45,416,851
   3,479,352   SK Telecom Company, Ltd., ADR ......................................        75,188,797
      55,630   Taegu Department Store
                  Company Ltd. ++ .................................................           808,878
     363,340   Taeyoung Engineering & Construction ................................         2,971,731
   2,159,497   Youngone Corporation ...............................................        17,509,730
                                                                                      ---------------
                                                                                          353,424,618
                                                                                      ---------------

               SWEDEN--0.0%+
      33,000   Cloetta Fazer AB, B Shares .........................................         1,274,378
                                                                                      ---------------

               SWITZERLAND--15.2%
      45,065   AFG Arbonia-Foster Holding AG,
                  Bearer ..........................................................        13,441,358
   2,021,000   Compagnie Financiere Richemont AG ..................................       113,815,985
     570,116   Daetwyler Holding AG, Bearer .......................................        44,615,518
      92,315   Edipresse SA, Bearer ...............................................        35,374,738
      82,113   Forbo Holding AG ...................................................        43,586,598
      29,327   Loeb Holding AG ....................................................         7,264,663
     186,990   Medisize Holding AG ................................................        16,627,845
     875,160   Nestle SA, Registered ..............................................       439,106,365
           8   Neue Zuercher Zeitung ++ ...........................................           620,124
   2,368,760   Novartis AG, Registered ............................................       121,904,741
      45,425   Phoenix Mecano AG ..................................................        22,906,546
     179,979   PubliGroupe SA, Registered .........................................        56,047,249
     182,827   Siegfried Holding AG ...............................................        27,912,519
       7,400   Sika AG, Bearer ....................................................        14,589,758
     473,990   Tamedia AG .........................................................        54,681,016
                                                                                      ---------------
                                                                                        1,012,495,023
                                                                                      ---------------

               UNITED KINGDOM--11.7%
   2,535,000   AGA Foodservice Group PLC ..........................................        15,807,849
   7,123,125   BBA Group PLC ......................................................        21,306,795
   3,979,658   Carclo PLC .........................................................         6,565,003
  11,378,577   Clinton Cards PLC ..................................................        13,229,849
   8,225,426   Diageo PLC .........................................................       166,097,531
   3,675,000   Ennstone PLC .......................................................         2,154,718
  15,690,684   G4S PLC ............................................................        70,347,608
     969,024   GlaxoSmithKline PLC ................................................        20,530,655
     593,139   GlaxoSmithKline PLC, Sponsored ADR .................................        25,166,888

                                                                                        MARKET VALUE
   SHARES                                                                                 (NOTE 2)
------------                                                                          ---------------
               COMMON STOCKS

               UNITED KINGDOM (CONTINUED)
     923,006   Headlam Group PLC ..................................................   $     6,971,066
   5,037,262   HSBC Holdings PLC ..................................................        83,096,686
  15,740,603   Lloyds TSB Group PLC ...............................................       141,094,140
     263,075   Partridge Fine Arts PLC ++ .........................................            98,665
     779,500   Raven Mount PLC ....................................................         1,154,206
  24,695,000   Signet Group PLC ...................................................        30,307,985
  12,262,000   Trinity Mirror PLC .................................................        71,894,290
   5,038,361   TT Electronics PLC .................................................         9,738,453
   2,879,718   Unilever PLC .......................................................        97,242,118
                                                                                      ---------------
                                                                                          782,804,505
                                                                                      ---------------

               UNITED STATES--5.3%
   3,085,645   American Express Company ...........................................       134,904,400
   4,257,094   American International Group, Inc. .................................       184,119,316
      75,700   American National Insurance Company ................................         8,077,190
   3,926,230   Sun-Times Media Group Inc., Class A ++ .............................         2,826,886
      49,884   Torchmark Corporation ..............................................         2,998,527
     269,276   Transatlantic Holdings Inc. ........................................        17,866,463
                                                                                      ---------------
                                                                                          350,792,782
                                                                                      ---------------

               MISCELLANEOUS--0.2%
               Undisclosed Securities* ............................................        10,017,316
                                                                                      ---------------

               TOTAL COMMON STOCKS
               (COST $3,635,167,852) ..............................................     6,307,981,722
                                                                                      ---------------

               PREFERRED STOCKS--0.4%
     154,144   Adris Grupa d.d. ...................................................        12,866,049
      11,800   KSB AG, Vorzugsakt .................................................         7,179,958
     700,000   Villeroy & Boch AG .................................................         9,882,901
                                                                                      ---------------

               TOTAL PREFERRED STOCKS
               (COST $17,582,512) .................................................        29,928,908
                                                                                      ---------------

               REGISTERED INVESTMENT COMPANY--4.0%
 266,501,595   Dreyfus Government Prime
                  Cash Management .................................................       266,501,595
                                                                                      ---------------

               TOTAL REGISTERED INVESTMENT COMPANY
               (COST $266,501,595) ................................................       266,501,595
                                                                                      ---------------

 FACE VALUE
------------
               U.S. TREASURY BILLS--5.2%
$335,000,000   3.205% ** due 5/8/08 +++ ...........................................       334,493,276
  14,000,000   1.535% ** due 8/28/08 +++ ..........................................        13,911,352
                                                                                      ---------------

               TOTAL U.S. TREASURY BILLS
               (COST $347,661,621) ................................................       348,404,628
                                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

[MAP]                                           TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
March 31, 2008

                                                                                       MARKET VALUE
 FACE VALUE                                                                               (NOTE 2)
------------                                                                          ---------------
               REPURCHASE AGREEMENTS--0.8%
$ 50,000,000   Agreement with Bank of America Corp.,
               1.25% dated 3/31/08, to be repurchased
               at $50,001,736 on 4/1/08, collateralized
               by $50,000,158 U.S. Treasury Notes,
               4.625% due 11/16/09
               (market value $51,000,162) .........................................   $    50,000,000
   3,130,000   Agreement with UBS Warburg LLC,
               1.44% dated 3/31/08, to be repurchased
               at $3,130,125 on 4/1/08, collateralized
               by $3,130,000 U.S. Treasury Notes,
               6.875% due 8/15/25
               (market value $3,193,330) ..........................................         3,130,000
                                                                                      ---------------

               TOTAL REPURCHASE AGREEMENTS
               (COST $53,130,000) .................................................        53,130,000
                                                                                      ---------------
TOTAL INVESTMENTS
   (COST $4,320,043,580***) ...............................................   105.1%    7,005,946,853
UNREALIZED DEPRECIATION ON
   FORWARD CONTRACTS (NET) ................................................    (5.7)     (378,434,683)
OTHER ASSETS AND LIABILITIES (NET) ........................................     0.6        36,358,325
                                                                              -----   ---------------
NET ASSETS ................................................................   100.0%  $ 6,663,870,495
                                                                              =====   ===============

----------
  * "UNDISCLOSED SECURITIES" REPRESENTS ISSUERS, GENERALLY SMALLER CAPITALIZATION ISSUERS, WHERE DISCLOSURE MAY BE DISADVANTAGEOUS TO THE FUND'S ACCUMULATION OR DISPOSITION PROGRAM.
 **   RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.
***   AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $4,318,213,005.
  +   AMOUNT REPRESENTS LESS THAN 0.1% OF THE NET ASSETS.
 ++   NON-INCOME PRODUCING SECURITY.
+++ AT MARCH 31, 2008, LIQUID ASSETS TOTALING $135,121,390 HAVE BEEN DESIGNATED AS COLLATERAL FOR OPEN FORWARD CONTRACTS.

ABBREVIATIONS:
ADR -- AMERICAN DEPOSITORY RECEIPT
CVA -- CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)

                        SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

[MAP]                                           TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION (UNAUDITED)
March 31, 2008

                                                          PERCENTAGE OF     MARKET VALUE
SECTOR DIVERSIFICATION                                      NET ASSETS        (NOTE 2)
----------------------                                    -------------   ---------------
COMMON STOCKS:
Media .................................................         13.8%     $   918,556,477
Beverage ..............................................         12.8          852,003,166
Capital Goods .........................................         11.8          788,618,428
Banks .................................................         10.9          724,331,708
Food ..................................................         10.1          676,226,151
Insurance .............................................          7.3          484,331,006
Materials .............................................          4.9          324,442,891
Pharmaceuticals, Biotechnology & Life Sciences ........          4.7          312,849,329
Diversified Financials ................................          4.1          273,275,206
Consumer Durables & Apparel ...........................          3.8          250,289,450
Technology Hardware & Equipment .......................          2.8          187,170,120
Automobiles & Components ..............................          1.9          126,048,281
Telecommunication Services ............................          1.8          120,605,648
Retailing .............................................          1.3           85,745,258
Commercial Services & Supplies ........................          1.2           77,629,589
Transportation ........................................          0.7           47,139,451
Health Care Equipment & Services ......................          0.7           44,045,075
Utilities .............................................          0.1            6,586,820
Household & Personal Products .........................          0.0+           2,876,407
Real Estate ...........................................          0.0+           1,992,303
Consumer Services .....................................          0.0+           1,688,613
Tobacco ...............................................          0.0+           1,263,288
Semiconductors & Semiconductor Equipment ..............          0.0+             267,057
                                                          ----------      ---------------
TOTAL COMMON STOCKS ...................................         94.7        6,307,981,722
                                                          ----------      ---------------
PREFERRED STOCKS ......................................          0.4           29,928,908
REGISTERED INVESTMENT COMPANY .........................          4.0          266,501,595
U.S. TREASURY BILLS ...................................          5.2          348,404,628
REPURCHASE AGREEMENTS .................................          0.8           53,130,000
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (NET) ....         (5.7)        (378,434,683)
OTHER ASSETS AND LIABILITIES (NET) ....................          0.6           36,358,325
                                                          ----------      ---------------
NET ASSETS ............................................        100.0%     $ 6,663,870,495
                                                          ==========      ===============

----------
+     AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION (UNAUDITED)
March 31, 2008

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Belgium                     3%
Canada                      1%
Finland                     8%
France                      7%
Germany                     4%
Hong Kong                   2%
Ireland                     1%
Italy                       5%
Japan                       6%
Mexico                      4%
Netherlands                14%
Norway                      1%
Singapore                   2%
South Korea                 5%
Switzerland                15%
United Kingdom             12%
United States               5%
Cash Equivalents and
Other Assets and
Liabilities (Net)++          6%


Croatia         0%+
Czech Republic  0%+
Sweden          0%+
Miscellaneous   0%+

+     AMOUNT REPRESENTS LESS THAN 1% OF NET ASSETS

++    INCLUDES UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (NET)

                        SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

[MAP]                                           TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF FORWARD EXCHANGE CONTRACTS
March 31, 2008

                                                           CONTRACT      MARKET VALUE
  CONTRACTS                                               VALUE DATE       (NOTE 2)
--------------                                            -----------  ----------------
FORWARD EXCHANGE CONTRACTS TO BUY
    70,000,000   Danish Krone ........................       5/14/08   $     14,846,525
    20,000,000   European Union Euro .................       4/17/08         31,672,857
    47,000,000   European Union Euro .................       4/23/08         74,416,013
   100,000,000   European Union Euro .................        5/5/08        158,251,635
    30,000,000   European Union Euro .................       5/14/08         47,452,512
     7,000,000   Great Britain Pound Sterling ........       4/23/08         13,889,465
    12,000,000   Great Britain Pound Sterling ........       5/14/08         23,769,766
     5,000,000   Great Britain Pound Sterling ........       5/20/08          9,898,951
    30,000,000   Great Britain Pound Sterling ........        7/7/08         59,158,266
   170,000,000   Hong Kong Dollar ....................       5/14/08         21,872,474
   130,000,000   Hong Kong Dollar ....................       5/23/08         16,729,432
   210,000,000   Hong Kong Dollar ....................       7/29/08         27,056,566
   165,000,000   Hong Kong Dollar ....................       8/19/08         21,265,699
   195,000,000   Hong Kong Dollar ....................        9/2/08         25,137,682
 2,000,000,000   Japanese Yen ........................       4/17/08         20,115,422
 3,550,000,000   Japanese Yen ........................       5/16/08         35,765,634
 5,600,000,000   Japanese Yen ........................       5/23/08         56,440,349
   100,000,000   Norwegian Krone .....................       5/16/08         19,597,845
    75,000,000   Norwegian Krone .....................       6/11/08         14,661,882
    16,500,000   Singapore Dollar ....................       4/23/08         11,985,734
    15,000,000   Singapore Dollar ....................       8/19/08         10,934,534
    60,000,000   Singapore Dollar ....................       9/16/08         43,764,458
    24,000,000   Swiss Franc .........................       4/17/08         24,268,546
                                                                       ----------------
TOTAL (Contract Amount $777,083,021) .................                 $    782,952,247
                                                                       ================
FORWARD EXCHANGE CONTRACTS TO SELL
     4,000,000   Canadian Dollar .....................       4/23/08   $     (3,896,611)
     7,000,000   Canadian Dollar .....................        5/5/08         (6,817,340)
     7,000,000   Canadian Dollar .....................       5/23/08         (6,814,628)
     9,500,000   Canadian Dollar .....................        6/3/08         (9,246,300)
    13,000,000   Canadian Dollar .....................      11/18/08        (12,611,960)
    17,000,000   Canadian Dollar .....................      12/19/08        (16,482,005)
    17,000,000   Canadian Dollar .....................        3/9/09        (16,454,588)
    34,000,000   Danish Krone ........................       4/17/08         (7,220,067)
    70,000,000   Danish Krone ........................       5/14/08        (14,846,525)
    48,000,000   Danish Krone ........................       5/16/08        (10,179,354)
    83,000,000   Danish Krone ........................       5/23/08        (17,595,021)
    20,000,000   European Union Euro .................       4/17/08        (31,672,857)
    47,000,000   European Union Euro .................       4/23/08        (74,416,012)
   100,000,000   European Union Euro .................        5/5/08       (158,251,636)
    50,000,000   European Union Euro .................       5/14/08        (79,087,520)
    45,000,000   European Union Euro .................       5/16/08        (71,171,113)
    30,000,000   European Union Euro .................       5/20/08        (47,437,205)
    82,000,000   European Union Euro .................       5/23/08       (129,640,784)
   100,000,000   European Union Euro .................        7/7/08       (157,717,661)
   100,000,000   European Union Euro .................       7/15/08       (157,644,464)
   100,000,000   European Union Euro .................       7/22/08       (157,580,472)
    30,000,000   European Union Euro .................        8/7/08        (47,230,320)
   115,000,000   European Union Euro .................        9/2/08       (180,777,106)
   145,000,000   European Union Euro .................       9/15/08       (227,764,599)
   100,000,000   European Union Euro .................       10/1/08       (156,939,011)
    60,000,000   European Union Euro .................       10/7/08        (94,135,662)
   100,000,000   European Union Euro .................      12/19/08       (156,332,343)
    75,000,000   European Union Euro .................       1/12/09       (117,111,103)
   100,000,000   European Union Euro .................        2/2/09       (155,987,016)
    40,000,000   European Union Euro .................        3/3/09        (62,306,024)
     7,000,000   Great Britain Pound Sterling ........       4/23/08        (13,889,465)
    12,000,000   Great Britain Pound Sterling ........       5/14/08        (23,769,766)
     5,000,000   Great Britain Pound Sterling ........       5/20/08         (9,898,951)
    30,000,000   Great Britain Pound Sterling ........        7/7/08        (59,158,266)
    16,000,000   Great Britain Pound Sterling ........       7/29/08        (31,492,995)
    22,000,000   Great Britain Pound Sterling ........       9/15/08        (43,128,510)
    20,000,000   Great Britain Pound Sterling ........       10/1/08        (39,156,710)
    35,000,000   Great Britain Pound Sterling ........      10/14/08        (68,459,632)
    20,000,000   Great Britain Pound Sterling ........      10/20/08        (39,102,750)
     4,500,000   Great Britain Pound Sterling ........      10/28/08         (8,793,007)
    52,000,000   Great Britain Pound Sterling ........      12/19/08       (101,224,110)
    10,000,000   Great Britain Pound Sterling ........       1/12/09        (19,432,078)
    15,000,000   Great Britain Pound Sterling ........        2/2/09        (29,103,356)

                                                           CONTRACT      MARKET VALUE
  CONTRACTS                                               VALUE DATE       (NOTE 2)
--------------                                           -----------   ----------------
    14,000,000   Great Britain Pound Sterling ........        3/3/09   $    (27,105,439)
   170,000,000   Hong Kong Dollar ....................       5/14/08        (21,872,474)
   130,000,000   Hong Kong Dollar ....................       5/23/08        (16,729,432)
   210,000,000   Hong Kong Dollar ....................       7/29/08        (27,056,566)
   165,000,000   Hong Kong Dollar ....................       8/19/08        (21,265,699)
   195,000,000   Hong Kong Dollar ....................        9/2/08        (25,137,682)
    55,000,000   Hong Kong Dollar ....................       10/2/08         (7,093,390)
   150,000,000   Hong Kong Dollar ....................       2/24/09        (19,385,683)
 2,000,000,000   Japanese Yen ........................       4/17/08        (20,115,423)
 3,550,000,000   Japanese Yen ........................       5/16/08        (35,765,634)
 5,600,000,000   Japanese Yen ........................       5/23/08        (56,440,350)
 4,000,000,000   Japanese Yen ........................       6/16/08        (40,362,534)
 3,000,000,000   Japanese Yen ........................       8/19/08        (30,351,017)
 2,500,000,000   Japanese Yen ........................        9/2/08        (25,306,343)
   900,000,000   Japanese Yen ........................       9/16/08         (9,115,268)
 2,300,000,000   Japanese Yen ........................      10/20/08        (23,324,521)
 1,500,000,000   Japanese Yen ........................        2/2/09        (15,271,268)
10,542,970,000   Japanese Yen ........................       2/19/09       (107,404,506)
 2,000,000,000   Japanese Yen ........................        3/3/09        (20,383,757)
   264,000,000   Mexican Peso ........................        4/4/08        (24,736,921)
   170,000,000   Mexican Peso ........................       4/17/08        (15,901,444)
   295,000,000   Mexican Peso ........................       5/16/08        (27,489,288)
   165,000,000   Mexican Peso ........................       5/20/08        (15,367,470)
   145,000,000   Mexican Peso ........................        9/2/08        (13,327,988)
   245,000,000   Mexican Peso ........................      10/23/08        (22,373,292)
   225,000,000   Mexican Peso ........................      12/19/08        (20,403,092)
   140,000,000   Mexican Peso ........................       1/12/09        (12,657,953)
   300,000,000   Mexican Peso ........................       1/20/09        (27,097,642)
   260,000,000   Mexican Peso ........................        2/3/09        (23,444,475)
   315,000,000   Mexican Peso ........................        3/3/09        (28,307,099)
   100,000,000   Norwegian Krone .....................       5/16/08        (19,597,845)
   115,000,000   Norwegian Krone .....................       6/11/08        (22,481,553)
   145,000,000   Norwegian Krone .....................       9/16/08        (28,065,837)
   110,000,000   Norwegian Krone .....................       10/7/08        (21,246,612)
    80,000,000   Norwegian Krone .....................      10/28/08        (15,420,926)
    16,500,000   Singapore Dollar ....................       4/23/08        (11,985,734)
    15,000,000   Singapore Dollar ....................       8/19/08        (10,934,534)
    65,000,000   Singapore Dollar ....................       9/16/08        (47,411,496)
    15,000,000   Singapore Dollar ....................       10/2/08        (10,944,775)
    30,000,000   Singapore Dollar ....................      10/14/08        (21,894,649)
    44,000,000   Singapore Dollar ....................      11/18/08        (32,133,986)
10,151,200,000   South Korean Won ....................       4/23/08        (10,255,671)
30,000,000,000   South Korean Won ....................       5/16/08        (30,315,381)
18,000,000,000   South Korean Won ....................        7/7/08        (18,194,581)
21,000,000,000   South Korean Won ....................       9/25/08        (21,236,552)
20,000,000,000   South Korean Won ....................       10/7/08        (20,226,310)
28,000,000,000   South Korean Won ....................      10/14/08        (28,317,613)
53,000,000,000   South Korean Won ....................      10/23/08        (53,603,094)
73,000,000,000   South Korean Won ....................      12/19/08        (73,847,232)
15,000,000,000   South Korean Won ....................        2/2/09        (15,176,776)
33,000,000,000   South Korean Won ....................        3/3/09        (33,392,717)
30,000,000,000   South Korean Won ....................       3/13/09        (30,358,210)
    24,000,000   Swiss Franc .........................       4/17/08        (24,268,546)
    24,000,000   Swiss Franc .........................       4/23/08        (24,269,547)
    41,000,000   Swiss Franc .........................       7/15/08        (41,440,563)
    13,000,000   Swiss Franc .........................       7/22/08        (13,138,594)
    27,000,000   Swiss Franc .........................       7/29/08        (27,285,571)
    90,000,000   Swiss Franc .........................        8/7/08        (90,942,142)
    30,000,000   Swiss Franc .........................        9/2/08        (30,304,637)
    75,000,000   Swiss Franc .........................       9/16/08        (75,748,846)
    65,000,000   Swiss Franc .........................       9/25/08        (65,641,899)
    40,000,000   Swiss Franc .........................       10/2/08        (40,391,209)
    35,000,000   Swiss Franc .........................       10/7/08        (35,339,828)
    30,000,000   Swiss Franc .........................      10/14/08        (30,288,305)
    27,000,000   Swiss Franc .........................      10/20/08        (27,257,180)
    28,000,000   Swiss Franc .........................      10/28/08        (28,263,532)
    25,000,000   Swiss Franc .........................      11/18/08        (25,227,863)
    40,000,000   Swiss Franc .........................       1/12/09        (40,333,396)
    14,000,000   Swiss Franc .........................       1/20/09        (14,115,095)
                                                                       ----------------
TOTAL (Contract Amount $4,479,565,481) ...............                 $ (4,863,869,390)
                                                                       ================

                        SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

[MAP]                                                  TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------

PORTFOLIO HIGHLIGHTS

March 31, 2008

 HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN TWEEDY, BROWNE VALUE FUND VS.
                 STANDARD & POOR'S 500 STOCK INDEX ("S&P 500")
                             12/8/93 THROUGH 3/31/08

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

DATE             TWEEDY, BROWNE           INDEX:
                  VALUE FUND*            S&P 500*
11/8/93             10000.00              10000.00
3/31/94              9710.00               9737.00
9/30/94             10260.00              10256.00
3/31/95             10779.80              11253.00
9/30/95             13064.60              13307.00
3/31/96             14519.90              14865.00
9/30/96             15170.20              16013.00
3/31/97             17096.60              17813.00
9/30/97             21997.90              22489.00
3/31/98             24985.40              26362.00
9/30/98             21992.30              24524.00
3/31/99             24712.10              31229.00
9/30/99             25716.00              31342.00
3/31/00             25017.90              36831.00
9/30/00             28027.60              35506.00
3/31/01             28723.50              28847.00
9/30/01             27728.00              26054.00
3/31/02             30087.00              28917.00
9/30/02             23514.90              20716.00
3/31/03             23720.00              21757.00
9/30/03             27625.00              25770.00
3/31/04             31341.00              29398.00
9/30/04             31096.00              29345.00
3/31/05             32650.00              31365.00
9/30/05             33855.00              32941.00
3/31/06             35071.00              35043.00
9/30/06             36950.00              39189.00
3/31/07             38846.00              38761.00
09/30/07            40814.90              42494.80
03/31/08            36737.00              36791.00

----------
THE S&P 500 IS AN INDEX COMPOSED OF 500 WIDELY HELD COMMON STOCKS LISTED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND OVER-THE-COUNTER MARKET AND INCLUDES THE REINVESTMENT OF DIVIDENDS.

 HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN TWEEDY, BROWNE VALUE FUND VS.
         MSCI WORLD INDEX (HEDGED TO US $) 11/30/2006 THROUGH 3/31/2008

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

DATE             TWEEDY, BROWNE          MCSI WORLD INDEX
                  VALUE FUND*            (HEDGED TO US$)
11/30/06             10000.00                10000.00
12/31/06             10147.00                10271.10
1/31/07              10234.30                10462.70
2/28/07              10142.20                10347.40
3/31/07              10280.10                10512.80
4/30/07              10734.50                10892.90
5/31/07              10980.30                11267.80
6/30/07              10809.00                11166.60
7/31/07              10517.20                10829.70
8/31/07              10717.00                10832.90
9/30/07              10800.60                11171.50
10/31/07             10809.20                11418.80
11/30/07             10467.60                10930.60
12/31/07             10207.00                10847.20
1/31/08               9988.57                 9931.54
2/29/08               9612.00                 9758.77
3/31/08               9724.00                 9543.00

----------
EFFECTIVE DECEMBER 11, 2006, THE TWEEDY, BROWNE VALUE FUND RECEIVED PERMISSION FROM THE FUND'S BOARD OF DIRECTORS TO ELIMINATE THE 20% RESTRICTION ON NON-US INVESTMENTS. IT IS THE INVESTMENT ADVISOR'S INTENTION TO CONTINUE TO OPERATE THE FUND AS A MOSTLY US PORTFOLIO AND TO THIS END WILL OPERATE UNDER A POLICY OF MAINTAINING A MINIMUM OF 50% OF FUND ASSETS INVESTED IN US SECURITIES. HOWEVER, THE FUND IS NOW MORE GLOBAL IN NATURE THAN IT HAS BEEN IN PREVIOUS YEARS. WITH THE VALUE FUND'S MORE GLOBAL STRUCTURE, AN ADDITIONAL HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN THE FUND AND ANOTHER, MORE RELEVANT INDEX IS PROVIDED. THE ABOVE ILLUSTRATION OF THE GROWTH OF $10,000 IN THE TWEEDY, BROWNE VALUE FUND IS COMPARED TO THE MSCI WORLD INDEX (HEDGED TO US$) WHICH HAS A MEANINGFUL REPRESENTATION IN BOTH US AND NON-US STOCKS. THIS COMPARISON BEGINS ON NOVEMBER 30, 2006, WHICH WAS THE APPROXIMATE POINT IN TIME OF THE MANDATE CHANGE FOR THE VALUE FUND.

-------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN*

                                                                       WITHOUT
THE FUND                                                     ACTUAL   WAIVERS**
--------                                                     ------   ---------
Inception (12/8/93) through 3/31/08                          9.52%       9.45%
Year Ended 3/31/08                                          (5.41)%     (5.41)%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                            AGGREGATE TOTAL RETURN*

                                                             YEAR     INCEPTION
                                                            ENDED    (12/8/93)-
                                                           3/31/08    3/31/08
                                                           -------   ----------

The Fund                                                    (5.41)%     267.43%
S&P 500                                                     (5.08)%     267.91%
-------------------------------------------------------------------------------

----------
NOTE: THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE
      OF FUTURE RESULTS. THE FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN ORIGINAL COST.

* ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND IS NET OF FOREIGN WITHHOLDING TAX.

** THE ADVISER WAIVED A PORTION OF ITS FEE FROM DECEMBER 8, 1993 THROUGH MARCH 31, 1999. THE ADMINISTRATOR AND CUSTODIAN WAIVED A PORTION OF THEIR RESEPECTIVE FEE FROM APRIL 1, 1995 THROUGH MAY 15, 1997.

                        SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

[MAP]                                                  TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------

PERSPECTIVE ON ASSESSING INVESTMENT RESULTS

March 31, 2008

      In accordance with rules and guidelines set out by the United States (US) Securities and Exchange Commission, we have provided a comparison of the historical investment results of Tweedy, Browne Value Fund to the historical investment results of the most appropriate broad-based securities market index, the Standard & Poor's 500 Stock Index (the "S&P 500"). The S&P 500 is an index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. The MSCI World Index (Hedged to US $) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. We include results of the MSCI World Index since November 30, 2006, which was the approximate date of the Value Fund's mandate change from a restriction of 20% non-U.S. investments. However, the historical results of the S&P 500 and the MSCI World Index in large measure represent the investment results of stocks that we do not own. Any portfolio which does not own exactly the same stocks in exactly the same proportions as the index to which the particular portfolio is being compared is not likely to have the same results as the index. The investment behavior of a diversified portfolio of undervalued stocks tends to be correlated to the investment behavior of a broad index; i.e., when the index is up, probably more than one-half of the stocks in the entire universe of public companies that are included in the same index will be up, albeit, in greater or lesser percentages than the index. Similarly, when the index declines, probably more than one-half of the stocks in the entire universe of public companies that are included in the index will be down in greater or lesser percentages than the index. But it is almost a mathematical truth that "different stocks equal different results."

      We believe that favorable or unfavorable historical investment results in comparison to an index are not necessarily predictive of future comparative investment results. In ARE SHORT-TERM PERFORMANCE AND VALUE INVESTING MUTUALLY EXCLUSIVE?, Eugene Shahan analyzed the investment performance of seven money managers, about whom Warren Buffett wrote in his article, THE SUPER INVESTORS OF GRAHAM AND DODDSVILLE. Over long periods of time, the seven managers significantly outperformed the market as measured by the Dow Jones Industrial Average (the "DJIA") or the S&P 500 by between 7.7% and 16.5% annually. (The goal of most institutional money managers is to outperform the market by 2% to 3%.) However, for periods ranging from 13 years to 28 years, this group of managers underperformed the market between 7.7% and 42% of the years. Six of the seven investment managers underperformed the market between 28% and 42% of the years. In today's environment, they would have lost many of their clients during their periods of underperformance. Longer term, it would have been the wrong decision to fire any of those money managers. In examining the seven long-term investment records, unfavorable investment results as compared to either index did not predict the future favorable comparative investment results which occurred, and favorable investment results in comparison to the DJIA or the S&P 500 were not always followed by future favorable comparative results. Stretches of consecutive annual underperformance ranged from one to six years.

Mr. Shahan concluded:

      UNFORTUNATELY, THERE IS NO WAY TO DISTINGUISH BETWEEN A POOR THREE-YEAR STRETCH FOR A MANAGER WHO WILL DO WELL OVER 15 YEARS, FROM A POOR THREE-YEAR STRETCH FOR A MANAGER WHO WILL CONTINUE TO DO POORLY. NOR IS THERE ANY REASON TO BELIEVE THAT A MANAGER WHO DOES WELL FROM THE OUTSET CANNOT CONTINUE TO DO WELL, AND CONSISTENTLY.

                        SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

[MAP]                                                  TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
March 31, 2008

                                                                   MARKET VALUE
   SHARES                                                            (NOTE 2)
-----------                                                       --------------

              COMMON STOCKS--92.7%

              FRANCE--2.0%
    220,000   Sanofi-Aventis, ADR .............................   $    8,258,800
                                                                  --------------

              ITALY--1.1%
    253,300   Mediaset SPA ....................................        2,352,023
    264,000   Mondadori (Arnoldo) Editore SPA .................        2,238,033
                                                                  --------------
                                                                       4,590,056
                                                                  --------------

              NETHERLANDS--9.7%
    573,000   Heineken Holding NV .............................       28,918,300
    323,571   Unilever NV, ADR ................................       10,914,050
                                                                  --------------
                                                                      39,832,350
                                                                  --------------

              SOUTH KOREA--3.5%
    318,400   Korea Exchange Bank .............................        4,243,833
    467,163   SK Telecom Company, Ltd., ADR ...................       10,095,392
                                                                  --------------
                                                                      14,339,225
                                                                  --------------

              SWITZERLAND--9.2%
    302,400   Nestle SA, Registered, Sponsored ADR ............       37,931,846
                                                                  --------------

              UNITED KINGDOM--9.6%
    276,000   Diageo PLC, Sponsored ADR .......................       22,444,320
    487,000   Lloyds TSB Group PLC ............................        4,365,325
    376,200   Trinity Mirror PLC ..............................        2,205,728
    308,880   Unilever PLC, Sponsored ADR .....................       10,415,434
                                                                  --------------
                                                                      39,430,807
                                                                  --------------

              UNITED STATES--57.6%
    406,003   American Express Company ........................       17,750,451
    329,361   American International Group, Inc. ..............       14,244,863
     63,462   American National Insurance Company .............        6,771,395
     15,200   Anheuser-Busch Companies, Inc. ..................          721,240
    213,245   Bank of America Corporation .....................        8,084,118
     55,219   Burlington Northern Santa Fe Corporation ........        5,092,296
    858,590   Comcast Corporation, Special Class A ............       16,287,452
    164,671   Con-Way, Inc. ...................................        8,147,921
     10,000   ConocoPhillips ..................................          762,100
    344,736   Federated Investors Inc., Class B ...............       13,499,862
     72,560   FinishMaster Inc. ...............................        1,814,000
    608,850   Home Depot, Inc. ................................       17,029,535
     69,124   Johnson & Johnson ...............................        4,484,074
    357,000   Leucadia National Corporation ...................       16,143,540
     56,652   National Western Life Insurance
                 Company, Class A .............................       12,281,587
     98,000   Norfolk Southern Corporation ....................        5,323,360
    119,906   PNC Financial Services Group Inc. ...............        7,862,236
     55,225   Ramco-Gershenson Properties Trust, REIT .........        1,165,800
    185,088   Rayonier Inc., REIT .............................        8,040,223
    228,376   Torchmark Corporation ...........................       13,727,681
    229,032   Transatlantic Holdings Inc. .....................       15,196,273

                                                                   MARKET VALUE
   SHARES                                                            (NOTE 2)
-----------                                                       --------------

              COMMON STOCKS

              UNITED STATES--(CONTINUED)
    259,154   UniFirst Corporation ............................   $    9,612,022
    276,425   Wal-Mart Stores, Inc. ...........................       14,562,069
    620,600   Wells Fargo & Company ...........................       18,059,460
                                                                  --------------
                                                                     236,663,558
                                                                  --------------

              TOTAL COMMON STOCKS
              (COST $216,242,190) .............................      381,046,642
                                                                  --------------
              REGISTERED INVESTMENT
                 COMPANY--4.1%
 16,651,206   Dreyfus Government Prime
                 Cash Management ..............................       16,651,206
                                                                  --------------

              TOTAL REGISTERED
                 INVESTMENT COMPANY
              (COST $16,651,206) ..............................       16,651,206
                                                                  --------------

 FACE VALUE
 ----------
              U.S. TREASURY BILLS--4.0%
$14,000,000   3.205% * due 5/8/08 + ...........................       13,978,823
  2,500,000   1.535% * due 8/28/08 + ..........................        2,484,170
                                                                  --------------

              TOTAL U.S. TREASURY BILLS
              (COST $16,429,366) ..............................       16,462,993
                                                                  --------------

              REPURCHASE AGREEMENT--0.3%
              (COST $1,383,000)
  1,383,000   Agreement with UBS Warburg LLC,
              1.44% dated 3/31/08, to be repurchased
              at $1,383,055 on 4/1/08, collateralized
              by $1,383,000 U.S. Treasury Note,
              5.250% due 2/15/29
              (market value $1,411,223) .......................        1,383,000
                                                                  --------------

TOTAL INVESTMENTS
   (COST $250,705,762**) ............................   101.1%       415,543,841
UNREALIZED DEPRECIATION ON
   FORWARD CONTRACTS (NET) ..........................    (1.1)       (4,404,365)
OTHER ASSETS AND LIABILITIES (NET) ..................     0.0++           98,014
                                                        -----     --------------
NET ASSETS ..........................................   100.0%    $  411,237,490
                                                        =====     ==============

----------
*     RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.
**    AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $250,705,762.
+ AT MARCH 31, 2008, LIQUID ASSETS TOTALLING $3,981,901 HAVE BEEN DESIGNATED AS COLLATERAL FOR OPEN FORWARD CONTRACTS.
++    AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS.

ABBREVIATIONS:
ADR -- AMERICAN DEPOSITORY RECEIPT
REIT -- REAL ESTATE INVESTMENT TRUST

                        SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

[MAP]                                                  TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION (UNAUDITED)
March 31, 2008

                                                   PERCENTAGE OF   MARKET VALUE
SECTOR DIVERSIFICATION                               NET ASSETS      (NOTE 2)
----------------------                             -------------  --------------

COMMON STOCKS:
Insurance .......................................           15.1% $  62,221,799
Food ............................................           14.5     59,261,330
Diversified Financials ..........................           13.6     55,477,971
Beverage ........................................           12.7     52,083,860
Banks ...........................................            8.4     34,530,854
Media ...........................................            5.6     23,083,236
Transportation ..................................            4.5     18,563,577
Retailing .......................................            4.1     17,029,535
Food & Staples Retailing ........................            3.5     14,562,069
Pharmaceuticals, Biotechnology & Life Sciences ..            3.1     12,742,874
Telecommunication Services ......................            2.5     10,095,392
Consumer Durables & Apparel .....................            2.3      9,612,022
Real Estate .....................................            2.2      9,206,023
Automobiles & Components ........................            0.4      1,814,000
Energy ..........................................            0.2        762,100
                                                   -------------  -------------
TOTAL COMMON STOCKS .............................           92.7    381,046,642
                                                   -------------  -------------
REGISTERED INVESTMENT COMPANY ...................            4.1     16,651,206
U.S. TREASURY BILLS .............................            4.0     16,462,993
REPURCHASE AGREEMENT ............................            0.3      1,383,000
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS
  (NET) .........................................           (1.1)    (4,404,365)
OTHER ASSETS AND LIABILITIES (NET) ..............            0.0+        98,014
                                                   -------------  -------------
NET ASSETS ......................................          100.0% $ 411,237,490
                                                   =============  =============

----------
+     AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION (UNAUDITED)
March 31, 2008

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

France                      2%
Italy                       1%
Netherlands                10%
South Korea                 3%
Switzerland                 9%
United Kingdom             10%
United States              58%
Cash Equivalents and
Other Assets and
Liabilities (Net)+           7%

+     INCLUDES UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (NET)

                        SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

[MAP]                                                  TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF FORWARD EXCHANGE CONTRACTS
March 31, 2008

                                                                                  CONTRACT    MARKET VALUE
   CONTRACTS                                                                     VALUE DATE     (NOTE 2)
--------------                                                                   ----------   -------------
FORWARD EXCHANGE CONTRACTS TO BUY
       500,000   Great Britain Pound Sterling ................................       4/4/08   $    993,472
     4,500,000   Great Britain Pound Sterling ................................      4/23/08      8,928,941
                                                                                              ------------
TOTAL (Contract Amount $9,940,980) ...........................................                $  9,922,413
                                                                                              ============
FORWARD EXCHANGE CONTRACTS TO SELL
     1,700,000   European Union Euro .........................................      5/14/08   $ (2,688,976)
     5,250,000   European Union Euro .........................................      7/14/08     (8,276,814)
     8,000,000   European Union Euro .........................................      7/22/08    (12,606,438)
     4,000,000   European Union Euro .........................................     11/18/08     (6,262,794)
     1,600,000   European Union Euro .........................................     12/19/08     (2,501,317)
       500,000   Great Britain Pound Sterling ................................       4/4/08       (993,472)
     4,500,000   Great Britain Pound Sterling ................................      4/23/08     (8,928,942)
     1,800,000   Great Britain Pound Sterling ................................      5/14/08     (3,565,465)
     4,000,000   Great Britain Pound Sterling ................................      7/22/08     (7,877,869)
     4,600,000   Great Britain Pound Sterling ................................     11/18/08     (8,974,690)
 1,700,000,000   South Korean Won ............................................      5/14/08     (1,717,860)
 3,200,000,000   South Korean Won ............................................       3/3/09     (3,238,082)
 9,000,000,000   South Korean Won ............................................      3/13/09     (9,107,463)
     1,500,000   Swiss Franc .................................................      4/16/08     (1,516,774)
     4,000,000   Swiss Franc .................................................      5/14/08     (4,044,934)
     2,500,000   Swiss Franc .................................................      7/22/08     (2,526,653)
     2,500,000   Swiss Franc .................................................       9/2/08     (2,525,386)
     4,000,000   Swiss Franc .................................................      10/7/08     (4,038,837)
                                                                                              ------------

TOTAL (Contract Amount $87,006,968) ..........................................                $(91,392,766)
                                                                                              ============

                        SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

[MAP]                    TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
--------------------------------------------------------------------------------

PORTFOLIO HIGHLIGHTS

March 31, 2008

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
               TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE
             FUND VS. MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI")
                           WORLD INDEX (IN US DOLLARS)
                             9/5/07 THROUGH 3/31/08

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

DATE                 TB WORLDWIDE DIVIDEND
                  HIGH DIVIDEND YIELD VALUE FUND      INDEX: MSCI WORLD INDEX*

09/05/07                 10000.00                               10000.00
09/30/07                 10120.00                               10475.50
03/31/08                  9731.00                                9296.00


----------
THE MSCI WORLD INDEX IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION WEIGHED INDEX THAT IS DESIGNED TO MEASURE EQUITY MARKET PERFORMANCE OF DEVELOPED MARKETS.

-------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN*

                                                                       WITHOUT
THE FUND                                                    ACTUAL    WAIVERS**
--------                                                    -------   ---------
Inception (9/5/07) through 3/31/08                          (2.69)%    (2.96)%
Year Ended 3/31/08                                          (2.69)%    (2.96)%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                             AGGREGATE TOTAL RETURN*

                                                              YEAR    INCEPTION
                                                             ENDED    (9/5/07)-
                                                            3/31/08    3/31/08
                                                            -------   ---------
The Fund                                                    (2.69)%    (2.69)%
MSCI World (in US Dollars)                                  (6.72)%    (6.72)%
-------------------------------------------------------------------------------

----------
NOTE: THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE
      OF FUTURE RESULTS. THE FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN ORIGINAL COST.

* ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND IS NET OF FOREIGN WITHHOLDING TAX.

** THE ADVISER HAS WAIVED A PORTION OF ITS FEES SINCE INCEPTION, SEPTEMBER 5, 2007.

                        SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

[MAP]                    TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
--------------------------------------------------------------------------------

PERSPECTIVE ON ASSESSING INVESTMENT RESULTS

March 31, 2008

      In accordance with rules and guidelines set out by the United States (US) Securities and Exchange Commission, we have provided a comparison of the historical investment results of Tweedy, Browne Worldwide High Dividend Yield Value Fund to the historical investment results of the most appropriate broad-based securities indices, the Morgan Stanley Capital International (MSCI) World Index (in US dollars). However, the historical results of the MSCI World Index (in US dollars) in large measure represent the investment results of stocks that we do not own. Any portfolio which does not own exactly the same stocks in exactly the same proportions as the index to which the particular portfolio is being compared is not likely to have the same results as the index. The investment behavior of a diversified portfolio of undervalued stocks tends to be correlated to the investment behavior of a broad index; i.e., when the index is up, probably more than one-half of the stocks in the entire universe of public companies in all the countries that are included in the same index will be up, albeit, in greater or lesser percentages than the index. Similarly, when the index declines, probably more than one-half of the stocks in the entire universe of public companies in all the countries that are included in the index will be down in greater or lesser percentages than the index. But it is almost a mathematical truth that "different stocks equal different results."

      We believe that favorable or unfavorable historical investment results in comparison to an index are not necessarily predictive of future comparative investment results. In ARE SHORT-TERM PERFORMANCE AND VALUE INVESTING MUTUALLY EXCLUSIVE?, Eugene Shahan analyzed the investment performance of seven money managers, about whom Warren Buffett wrote in his article, THE SUPER- INVESTORS OF GRAHAM AND DODDSVILLE. Over long periods of time, the seven managers significantly outperformed the market as measured by the Dow Jones Industrial Average (the "DJIA") or the Standard & Poor's 500 Stock Index (the "S&P 500") by between 7.7% and 16.5% annually. (The goal of most institutional money managers is to outperform the market by 2% to 3%.) However, for periods ranging from 13 years to 28 years, this group of managers underperformed the market between 7.7% and 42% of the years. Six of the seven investment managers underperformed the market between 28% and 42% of the years. In today's environment, they would have lost many of their clients during their periods of underperformance. Longer term, it would have been the wrong decision to fire any of those money managers. In examining the seven long-term investment records, unfavorable investment results as compared to either index did not predict the future favorable comparative investment results which occurred, and favorable investment results in comparison to the DJIA or the S&P 500 were not always followed by future favorable comparative results. Stretches of consecutive annual underperformance ranged from one to six years.

Mr. Shahan concluded:

UNFORTUNATELY, THERE IS NO WAY TO DISTINGUISH BETWEEN A POOR THREE-YEAR STRETCH FOR A MANAGER WHO WILL DO WELL OVER 15 YEARS, FROM A POOR THREE-YEAR STRETCH FOR A MANAGER WHO WILL CONTINUE TO DO POORLY. NOR IS THERE ANY REASON TO BELIEVE THAT A MANAGER WHO DOES WELL FROM THE OUTSET CANNOT CONTINUE TO DO WELL, AND CONSISTENTLY.

                        SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

[MAP]                    TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
March 31, 2008

                                                                                              MARKET VALUE
    SHARES                                                                                      (NOTE 2)
--------------                                                                                ------------
                 COMMON STOCKS--83.3%

                 CANADA--3.5%
        56,100   IGM Financial, Inc. .........................................                $  2,470,795
                                                                                              ------------
                 FRANCE--5.9%
        56,000   Sanofi-Aventis, ADR .........................................                   2,102,240
        28,025   Total SA ....................................................                   2,088,919
                                                                                              ------------
                                                                                                 4,191,159
                                                                                              ------------
                 GERMANY--4.9%
        41,000   Deutsche Post AG ............................................                   1,257,111
        11,200   Muenchener Rueckversicherungs- Gesellschaft AG ..............                   2,198,507
                                                                                              ------------
                                                                                                 3,455,618
                                                                                              ------------
                 IRELAND--3.0%
       635,700   Independent News & Media PLC ................................                   2,095,194
                                                                                              ------------
                 ITALY--7.9%
        63,440   Eni SPA .....................................................                   2,171,329
       228,065   Mediaset SPA ................................................                   2,117,703
       152,900   Mondadori (Arnoldo) Editore SPA .............................                   1,296,194
                                                                                              ------------
                                                                                                 5,585,226
                                                                                              ------------
                 MEXICO--5.8%
       453,900   Embotelladoras Arca SA de CV ................................                   1,748,944
       523,800   Kimberly-Clark de Mexico SA de CV, Class A ..................                   2,320,285
                                                                                              ------------
                                                                                                 4,069,229
                                                                                              ------------
                 NETHERLANDS--8.1%
        19,280   Akzo Nobel NV ...............................................                   1,552,567
        49,800   ING Groep NV, CVA ...........................................                   1,871,771
        67,900   Unilever NV, CVA ............................................                   2,288,474
                                                                                              ------------
                                                                                                 5,712,812
                                                                                              ------------
                 SOUTH KOREA--4.6%
       134,100   Korea Exchange Bank .........................................                   1,787,368
        65,900   SK Telecom Company, Ltd., ADR ...............................                   1,424,099
                                                                                              ------------
                                                                                                 3,211,467
                                                                                              ------------
                 SPAIN--2.0%
        49,000   Telefonica SA ...............................................                   1,413,111
                                                                                              ------------
                 UNITED KINGDOM--15.1%
       185,250   BP PLC ......................................................                   1,885,121
        94,800   GlaxoSmithKline PLC .........................................                   2,008,522
        73,657   HSBC Holdings PLC ...........................................                   1,215,075
       233,530   Lloyds TSB Group PLC ........................................                   2,093,294
       179,495   Pearson PLC .................................................                   2,431,248
       809,195   Signet Group PLC ............................................                     993,119
                                                                                              ------------
                                                                                                10,626,379
                                                                                              ------------

                                                                                              MARKET VALUE
    SHARES                                                                                      (NOTE 2)
--------------                                                                                ------------
                 COMMON STOCKS

                 UNITED STATES--20.1%
        16,625   Altria Group, Inc. ..........................................                $    369,075
        29,029   Bank of America Corporation .................................                   1,100,489
        82,915   General Electric Company ....................................                   3,068,684
        49,660   Genuine Parts Company .......................................                   1,997,325
        23,000   Home Depot, Inc. ............................................                     643,310
        59,010   Masco Corporation ...........................................                   1,170,168
        16,625   Philip Morris International, Inc. + .........................                     840,893
        32,390   Reynolds American Inc. ......................................                   1,911,982
        57,020   US Bancorp ..................................................                   1,845,167
        22,245   UST Inc. ....................................................                   1,212,798
                                                                                              ------------
                                                                                                14,159,891
                                                                                              ------------
                 MISCELLANEOUS--2.4%
                 Undisclosed Security * ......................................                   1,659,920
                                                                                              ------------
                 TOTAL COMMON STOCKS
                 (COST $61,294,379) ..........................................                  58,650,801
                                                                                              ------------
                 REGISTERED INVESTMENT COMPANY--3.7%
     2,600,000   Dreyfus Government Prime Cash Management ....................                   2,600,000
                                                                                              ------------
                 TOTAL REGISTERED
                 INVESTMENT COMPANY
                 (COST $2,600,000) ...........................................                   2,600,000
                                                                                              ------------

  FACE VALUE
--------------
                 U.S. TREASURY BILL--7.1%
$    5,000,000   0.815% ** due 4/17/08 .......................................                   4,999,333
                                                                                              ------------
                 TOTAL U.S. TREASURY BILL
                 (COST $4,999,333) ...........................................                   4,999,333
                                                                                              ------------
TOTAL INVESTMENTS
   (COST $68,893,712***) .....................................................         94.1%    66,250,134
OTHER ASSETS AND LIABILITIES (NET) ...........................................          5.9      4,136,194
                                                                                      -----   ------------
NET ASSETS ...................................................................        100.0%  $ 70,386,328
                                                                                      =====   ============

----------
  * "UNDISCLOSED SECURITY" REPRESENTS AN ISSUER, GENERALLY A SMALLER CAPITALIZATION ISSUER, WHERE DISCLOSURE MAY BE DISADVANTAGEOUS TO THE FUND'S ACCUMULATION OR DISPOSITION PROGRAM.
 **   RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.
***   AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $68,893,712.
  +   NON-INCOME PRODUCING SECURITY.

ABBREVIATION:
ADR -- AMERICAN DEPOSITORY RECEIPT
CVA -- CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)

                        SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

[MAP]                    TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION (UNAUDITED)
March 31, 2008

                                                    PERCENTAGE OF   MARKET VALUE
SECTOR DIVERSIFICATION                                NET ASSETS      (NOTE 2)
----------------------                              -------------   ------------

COMMON STOCKS:
Media ............................................           11.3%  $  7,940,339
Banks ............................................            9.9      6,940,904
Energy ...........................................            8.7      6,145,369
Diversified Financials ...........................            7.7      5,443,055
Tobacco ..........................................            6.2      4,334,748
Capital Goods ....................................            5.9      4,238,852
Pharmaceuticals, Biotechnology & Life Sciences ...            5.8      4,110,762
Insurance ........................................            5.5      3,858,427
Retailing ........................................            5.2      3,633,754
Telecommunication Services. ......................            4.0      2,837,210
Household & Personal Products ....................            3.3      2,320,285
Food .............................................            3.3      2,288,474
Beverage .........................................            2.5      1,748,944
Materials ........................................            2.2      1,552,567
Transportation ...................................            1.8      1,257,111
                                                    -------------   ------------
TOTAL COMMON STOCKS ..............................           83.3     58,650,801
                                                    -------------   ------------
REGISTERED INVESTMENT COMPANY ....................            3.7      2,600,000
U.S. TREASURY BILL ...............................            7.1      4,999,333
OTHER ASSETS AND LIABILITIES (NET) ...............            5.9      4,136,194
                                                    -------------   ------------
NET ASSETS .......................................          100.0%  $ 70,386,328
                                                    =============   ============

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION (UNAUDITED)
March 31, 2008

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Canada                     3%
France                     6%
Germany                    5%
Ireland                    3%
Italy                      8%
Mexico                     6%
Netherlands                8%
South Korea                5%
Spain                      2%
Miscellaneous              2%
United Kingdom             15%
United States              20%
Cash Equivalents and
Other Assets and
Liabilites (Net)           17%

                        SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2008

                                                                                                                   WORLDWIDE HIGH
                                                                                   GLOBAL VALUE        VALUE       DIVIDEND YIELD
                                                                                       FUND             FUND       VALUE FUND (a)
                                                                                 ---------------   -------------   --------------
ASSETS
   Investments, at cost ......................................................   $ 4,320,043,580   $ 250,705,762   $   68,893,712
                                                                                 ===============   =============   ==============
   Investments, at value (Note 2)
      Securities .............................................................   $ 6,952,816,853   $ 414,160,841   $   66,250,134
      Repurchase Agreements ..................................................        53,130,000       1,383,000               --
                                                                                 ---------------   -------------   --------------
   Total Investments .........................................................     7,005,946,853     415,543,841       66,250,134
   Cash ......................................................................             3,913               1        3,759,574
   Foreign currency (b) ......................................................        17,362,996              14            2,198
   Dividends and interest receivable .........................................        21,799,424         657,399          489,311
   Receivable for investment securities sold .................................         9,070,551              --               --
   Recoverable foreign withholding taxes .....................................         5,195,941              --            6,997
   Receivable for Fund shares sold ...........................................         4,141,543          68,985          249,529
   Unrealized appreciation of forward exchange contracts (Note 2) ............        43,848,470       1,450,385               --
   Receivable for Fund redemption fee proceeds ...............................                --              --            2,383
   Prepaid expense ...........................................................            51,920           3,169               --
                                                                                 ---------------   -------------   --------------
      TOTAL ASSETS ...........................................................     7,107,421,611     417,723,794       70,760,126
                                                                                 ---------------   -------------   --------------

LIABILITIES
   Unrealized depreciation of forward exchange contracts (Note 2) ............   $   422,283,153   $   5,854,750   $           --
   Payable for Fund shares redeemed ..........................................        15,449,525         260,268            1,381
   Investment advisory fee payable (Note 3) ..................................         4,442,597         276,593           38,481
   Transfer agent fees payable (Note 3) ......................................           355,586          35,684            2,119
   Custodian fees payable (Note 3) ...........................................           388,074           3,370              921
   Payable for investment securities purchased ...............................                --              --          324,866
   Administration and accounting fees payable (Note 3) .......................           130,215           8,167            1,470
   Accrued expenses and other payables .......................................           501,966          47,472            4,560
                                                                                 ---------------   -------------   --------------
      TOTAL LIABILITIES ......................................................       443,551,116       6,486,304          373,798
                                                                                 ---------------   -------------   --------------
NET ASSETS ...................................................................   $ 6,663,870,495   $ 411,237,490   $   70,386,328
                                                                                 ===============   =============   ==============

NET ASSETS CONSIST OF
   Undistributed net investment income .......................................   $    14,412,014   $     465,314   $      499,106
   Accumulated net realized gain (loss) on securities, forward exchange
      contracts and foreign currencies .......................................       461,484,646      19,752,712         (230,572)
   Net unrealized appreciation of securities, forward exchange contracts,
      foreign currencies and net other assets ................................     2,308,019,531     160,433,476       (2,647,312)
   Par value .................................................................            24,490           1,967              726
   Paid-in capital in excess of par value ....................................     3,879,929,814     230,584,021       72,764,380
                                                                                 ---------------   -------------   --------------
      TOTAL NET ASSETS .......................................................   $ 6,663,870,495   $ 411,237,490   $   70,386,328
                                                                                 ===============   =============   ==============
CAPITAL STOCK, (common stock outstanding) ....................................       244,902,610      19,672,593        7,258,535
                                                                                 ===============   =============   ==============
NET ASSET VALUE, offering and redemption price per share .....................   $         27.21   $       20.90   $         9.70
                                                                                 ===============   =============   ==============

----------
(a) The Tweedy, Browne Worldwide High Dividend Yield Value Fund commenced operations on September 5, 2007.
(b) Foreign currency held at cost for the Global Value Fund, Value Fund and Worldwide High Dividend Yield Value Fund were $17,464,289, $10 and $2,106, respectively.

                        SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2008

                                                                                                                   WORLDWIDE HIGH
                                                                                   GLOBAL VALUE        VALUE       DIVIDEND YIELD
                                                                                       FUND             FUND       VALUE FUND (a)
                                                                                 ---------------   -------------   --------------
INVESTMENT INCOME
   Dividends .................................................................   $   205,962,569   $   8,952,912   $      875,050
   Foreign witholding taxes ..................................................       (20,431,133)       (406,995)         (37,146)
   Interest ..................................................................        38,597,879       2,156,395          285,142
                                                                                 ---------------   -------------   --------------
         TOTAL INVESTMENT INCOME .............................................       224,129,315      10,702,312        1,123,046
                                                                                 ---------------   -------------   --------------

EXPENSES
   Investment advisory fee (Note 3) ..........................................        99,326,048       6,092,860          374,607
   Custodian fees (Note 3) ...................................................         4,426,914          42,602           14,820
   Transfer agent fees (Note 3) ..............................................         1,925,768         253,443           26,603
   Administration and accounting fees (Note 3) ...............................         1,742,253         108,083            7,531
   Legal and audit fees ......................................................           411,130          28,669            2,610
   Directors' fees and expenses (Note 3) .....................................           243,298          49,183           11,378
   Organizational expenses ...................................................                --              --           87,363
   Other .....................................................................           893,666          84,915           32,367
                                                                                 ---------------   -------------   --------------
         Total Expenses before waivers .......................................       108,969,077       6,659,755          557,279
   Less: Investment advisory fees waived and/or expenses
      reimbursed (Note 3) ....................................................                --              --         (146,360)
                                                                                 ---------------   -------------   --------------
         NET EXPENSES ........................................................       108,969,077       6,659,755          410,919
                                                                                 ---------------   -------------   --------------
NET INVESTMENT INCOME ........................................................       115,160,238       4,042,557          712,127
                                                                                 ---------------   -------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
(Notes 2 and 4):
   Net realized gain (loss) on:
      Securities .............................................................     1,192,862,264      50,436,677         (230,572)
      Forward exchange contracts .............................................      (317,407,032)     (5,663,444)              --
      Foreign currencies and net other assets ................................           939,203          13,508            4,838
                                                                                 ---------------   -------------   --------------
   Net realized gain (loss) on investments during the year/period ............       876,394,435      44,786,741         (225,734)
                                                                                 ---------------   -------------   --------------
   Net unrealized appreciation (depreciation) of:
      Securities .............................................................    (1,130,498,105)    (69,853,870)      (2,643,578)
      Forward exchange contracts .............................................      (287,780,064)     (2,361,568)              --
      Foreign currencies and net other assets ................................           360,953            (239)          (3,734)
                                                                                 ---------------   -------------   --------------
   Net unrealized depreciation of investments during the year/period .........    (1,417,917,216)    (72,215,677)      (2,647,312)
                                                                                 ---------------   -------------   --------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ..............................      (541,522,781)    (27,428,936)      (2,873,046)
                                                                                 ---------------   -------------   --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................   $  (426,362,543)  $ (23,386,379)  $   (2,160,919)
                                                                                 ===============   =============   ==============

----------
(a) The Tweedy, Browne Worldwide High Dividend Yield Value Fund commenced operations on September 5, 2007.

                        SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                     WORLDWIDE HIGH
                                                                                                                     DIVIDEND YIELD
                                                         GLOBAL VALUE FUND                    VALUE FUND               VALUE FUND
                                                 ---------------------------------   -----------------------------   --------------
                                                    YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED     PERIOD ENDED
                                                    3/31/2008         3/31/2007        3/31/2008       3/31/2007      3/31/2008(a)
                                                 ---------------   ---------------   -------------   -------------   --------------
Net investment income .........................  $   115,160,238   $   121,325,157   $   4,042,557   $   4,239,259   $      712,127
Net realized gain (loss) on securities,
   forward exchange contracts and
   currency transactions during
   the year/period ............................      876,394,435       531,631,518      44,786,741      48,644,928         (225,734)
Net unrealized appreciation (depreciation)
   of securities, forward exchange contracts,
   foreign currencies and net other assets
   during the year/period .....................   (1,417,917,216)      539,412,026     (72,215,677)      1,187,224       (2,647,312)
                                                 ---------------   ---------------   -------------   -------------   --------------
Net increase (decrease) in net assets
   resulting from operations ..................     (426,362,543)    1,192,368,701     (23,386,379)     54,071,411       (2,160,919)

DISTRIBUTIONS:
Dividends to shareholders from
   net investment income ......................     (110,718,203)     (113,448,043)     (3,498,339)     (5,549,495)        (197,387)
Distributions to shareholders from
   net realized gain on investments ...........     (668,961,240)      (92,487,665)    (44,343,810)    (39,621,758)              --
Net increase (decrease) in net assets from
   Fund share transactions ....................     (454,010,757)     (723,921,015)    (33,060,554)    (41,542,642)      72,739,240
Redemption Fees. ..............................          234,553           214,209              --              --            5,394
                                                 ---------------   ---------------   -------------   -------------   --------------
Net increase (decrease) in net assets .........   (1,659,818,190)      262,726,187    (104,289,082)    (32,642,484)      70,386,328

NET ASSETS
Beginning of year/period. .....................    8,323,688,685     8,060,962,498     515,526,572     548,169,056               --
                                                 ---------------   ---------------   -------------   -------------   --------------
End of year/period ............................  $ 6,663,870,495   $ 8,323,688,685   $ 411,237,490   $ 515,526,572   $   70,386,328
                                                 ===============   ===============   =============   =============   ==============
Undistributed Net Investment Income
   at end of year/period ......................  $    14,412,014   $    18,857,934   $     465,314   $          --   $      499,106
                                                 ===============   ===============   =============   =============   ==============

----------
(a) The Tweedy, Browne Worldwide High Dividend Yield Value Fund commenced operations on September 5, 2007.

                        SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

TWEEDY, BROWNE GLOBAL VALUE FUND
For a Fund share outstanding throughout each year.

                                                               YEAR           YEAR           YEAR           YEAR           YEAR
                                                               ENDED          ENDED          ENDED          ENDED          ENDED
                                                              3/31/08        3/31/07        3/31/06        3/31/05        3/31/04
                                                             ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of year .......................   $    32.31     $    28.56     $    24.08     $    21.23     $    14.44
                                                             ----------     ----------     ----------     ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income ....................................         0.50           0.47           0.34           0.31(a)        0.20
Net realized and unrealized gain (loss) on investments ...        (2.24)          4.06           4.51           2.81           6.78
                                                             ----------     ----------     ----------     ----------     ----------
   Total from investment operations ......................        (1.74)          4.53           4.85           3.12           6.98
                                                             ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS:
Dividends from net investment income .....................        (0.48)         (0.43)         (0.37)         (0.27)         (0.20)
Distributions from net realized gains ....................        (2.88)         (0.35)            --             --             --
                                                             ----------     ----------     ----------     ----------     ----------
   Total distributions ...................................        (3.36)         (0.78)         (0.37)         (0.27)         (0.20)
                                                             ----------     ----------     ----------     ----------     ----------
Redemption fees ..........................................         0.00(b)        0.00(b)        0.00(b)        0.00(b)        0.01
                                                             ----------     ----------     ----------     ----------     ----------
Net asset value, end of year .............................   $    27.21     $    32.31     $    28.56     $    24.08     $    21.23
                                                             ==========     ==========     ==========     ==========     ==========
Total return (c) .........................................        (6.35)%        16.01%         20.24%         14.75%         48.53%
                                                             ==========     ==========     ==========     ==========     ==========

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000s) ........................   $6,663,870     $8,323,689     $8,060,962     $6,707,322     $5,352,702
Ratio of operating expenses to average net assets ........         1.37%          1.37%          1.38%          1.39%          1.39%
Ratio of net investment income to average net assets .....         1.45%          1.53%          1.33%          1.41%(a)       1.08%
Portfolio turnover rate ..................................            9%            13%             6%            13%             8%

----------
(a) For year ended 3/31/05, investment income per share reflects a special dividend which amounted to $0.13 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.78% per share.
(b)   Amount represents less than $0.01 per share.
(c)   Total return represents aggregate total return for the periods indicated.

--------------------------------------------------------------------------------
TWEEDY, BROWNE VALUE FUND
For a Fund share outstanding throughout each year.

                                                               YEAR           YEAR           YEAR           YEAR           YEAR
                                                               ENDED          ENDED          ENDED          ENDED          ENDED
                                                              3/31/08        3/31/07        3/31/06        3/31/05        3/31/04
                                                             ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of year .......................   $    24.65     $    24.27     $    24.67     $    24.38     $    18.53
                                                             ----------     ----------     ----------     ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income ....................................         0.22           0.21           0.30(a)        0.35(b)        0.27
Net realized and unrealized gain(loss) on investments ....        (1.43)          2.38           1.49           0.69           5.68
                                                             ----------     ----------     ----------     ----------     ----------
   Total from investment operations ......................        (1.21)          2.59           1.79           1.04           5.95
                                                             ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS:
Dividends from net investment income .....................        (0.19)         (0.27)         (0.33)         (0.39)         (0.10)
Distributions from net realized gains ....................        (2.35)         (1.94)         (1.86)         (0.36)            --
                                                             ----------     ----------     ----------     ----------     ----------
   Total distributions ...................................        (2.54)         (2.21)         (2.19)         (0.75)         (0.10)
                                                             ----------     ----------     ----------     ----------     ----------
Net asset value, end of year .............................   $    20.90     $    24.65     $    24.27     $    24.67     $    24.38
                                                             ==========     ==========     ==========     ==========     ==========
Total return (c) .........................................        (5.41)%        10.76%          7.41%          4.18%         32.13%
                                                             ==========     ==========     ==========     ==========     ==========

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000s) ........................   $  411,237     $  515,527     $  548,169     $  659,077     $  728,668
Ratio of operating expenses to average net assets ........         1.37%          1.38%          1.36%          1.37%          1.38%
Ratio of net investment income to average net assets .....         0.83%          0.80%          1.08%(a)       1.30%(b)       1.09%
Portfolio turnover rate ..................................           11%             9%             9%             4%             3%

----------
(a) For year ended 3/31/06, investment income per share reflects a special dividend which amounted to $0.05 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.88% per share.
(b) For year ended 3/31/05, investment income per share reflects a special dividend which amounted to $0.22 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.45% per share.
(c)   Total return represents aggregate total return for the periods indicated.

                        SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
For a Fund share outstanding throughout the period.

                                                                    PERIOD
                                                                    ENDED
                                                                 3/31/08 (a)
                                                                 -----------
Net asset value, beginning of period .........................   $     10.00
                                                                 -----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income ........................................          0.10
Net realized and unrealized gain (loss) on investments .......         (0.37)
                                                                 -----------
    Total from investment operations .........................         (0.27)
                                                                 -----------

DISTRIBUTIONS:
Dividends from net investment income .........................         (0.03)
Distributions from net realized gains ........................            --
                                                                 -----------
    Total distributions ......................................         (0.03)
                                                                 -----------
Redemption fees ..............................................          0.00(b)
                                                                 -----------
Net asset value, end of period ...............................   $      9.70
                                                                 ===========
Total return (c) .............................................         (2.69)%
                                                                 ===========

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s) ..........................   $    70,386
Ratio of operating expenses to average net assets ............          1.37%(d)
Ratio of operating expenses to average net assets excluding
   waivers and/or reimbursement of expenses ..................          1.86%(d)
Ratio of net investment income to average net assets .........          2.38%(d)
Portfolio turnover rate ......................................             2%

----------
(a) The Tweedy, Browne Worldwide High Dividend Yield Value Fund commenced operations on September 5, 2007.
(b)   Amount represents less than $0.01 per share.
(c)   Total return represents aggregate total return for the period indicated.
(d)   Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

      Tweedy, Browne Fund Inc. (the "Company") is an open-end management investment company registered with the United States ("U.S.") Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Company was organized as a Maryland corporation on January 28, 1993. Tweedy, Browne Global Value Fund ("Global Value Fund"), Tweedy, Browne Value Fund ("Value Fund"), and Tweedy, Browne Worldwide High Dividend Yield Value Fund ("Worldwide High Dividend Yield Value Fund"), (collectively, the "Funds"), are each a diversified series of the Company.

      The Funds commenced operations as follows:

--------------------------------------------------------------------------------
                                                                COMMENCEMENT OF
FUND                                                                 OPERATIONS
--------------------------------------------------------------------------------
Global Value Fund                                                      06/15/93
--------------------------------------------------------------------------------
Value Fund                                                             12/08/93
--------------------------------------------------------------------------------
Worldwide High Dividend Yield Value Fund                               09/05/07
--------------------------------------------------------------------------------

      The Global Value Fund seeks long-term capital growth by investing primarily in foreign securities that Tweedy, Browne Company LLC ("Tweedy, Browne" or the "Investment Adviser") believes are undervalued. The Value Fund seeks long-term capital growth by investing primarily in U.S. and foreign securities that Tweedy, Browne believes are undervalued. The Worldwide High Dividend Yield Value Fund seeks long-term capital growth by investing in U.S. and foreign securities that Tweedy, Browne believes to have above-average dividend yields and valuations that are reasonable.

2. SIGNIFICANT ACCOUNTING POLICIES

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

      PORTFOLIO VALUATION Generally, the Funds' investments are valued at market value or at fair value as determined by, or under the direction of, the Company's Board of Directors. Portfolio securities and other assets, listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last sale price prior to the close of regular trading on the principal exchange or system for such security or asset or, if applicable, the NASDAQ Official Closing Price ("NOCP"). Portfolio securities and other assets, which are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Securities and other assets for which current market quotations are not readily available and those securities which are generally not readily marketable due to significant legal or contractual restrictions, will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales price does not reflect current market value at the time of valuing the Funds' asset due to developments since such last price) may be valued at fair value if the Investment Adviser concluded that fair valuation will likely result in a more accurate net asset valuation. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Funds' Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

      REPURCHASE AGREEMENTS The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund acquires an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Funds' holding period. The value of the collateral held on behalf of the Fund is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Funds' Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

      FOREIGN CURRENCY The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency

--------------------------------------------------------------------------------

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

      FORWARD EXCHANGE CONTRACTS The Funds may enter into forward exchange contracts for non-trading purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

      The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Large, nonrecurring dividends recognized by a Fund are presented separately on the Statement of Operations as "special dividends" and the impact of these dividends to net investment income per share is presented in the financial highlights. Interest income is recorded on the accrual basis. Dividend income and interest income may be subject to foreign withholding taxes. The Funds' custodian applies for refunds on behalf of each Fund where available.

      Tweedy, Browne is reimbursed by the Funds for the cost of settling transactions in U.S. securities for the Funds through its clearing broker. For the year ended March 31, 2008, Global Value Fund, Value Fund and Worldwide High Dividend Yield Fund reimbursed Tweedy, Browne $1,897, $2,109 and $1,258, respectively, for such transaction charges.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends from net investment income, if any, will be declared and paid annually for the Global Value Fund and Value Fund and semi-annually for the Worldwide High Dividend Yield Value Fund. Distributions from realized capital gains after utilization of capital loss carryforwards, if any, will be declared and paid annually for each of the Funds. Additional distributions of net investment income and capital gains from the Fund may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible federal excise tax on certain undistributed amounts of ordinary income and capital gains. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

      The character of distributions paid on a tax basis during December 2007 for fiscal year 2008 is as follows:

--------------------------------------------------------------------------------
                                                                WORLDWIDE HIGH
DISTRIBUTIONS                       GLOBAL                      DIVIDEND YIELD
PAID FROM:                        VALUE FUND      VALUE FUND      VALUE FUND
--------------------------------------------------------------------------------
Investment Income               $  110,718,203   $  3,498,339   $       197,387
Short-term capital gain                     --             --                --
--------------------------------------------------------------------------------
Ordinary Income                    110,718,203      3,498,339           197,387
--------------------------------------------------------------------------------
Long-term capital gain             668,961,240     44,343,810                --
--------------------------------------------------------------------------------
Total Distributions             $  779,679,443   $ 47,842,149   $       197,387
================================================================================

      The character of distributions paid on a tax basis during December 2006 for fiscal year 2007 is as follows:

--------------------------------------------------------------------------------

DISTRIBUTIONS PAID FROM:                    GLOBAL VALUE FUND     VALUE FUND
--------------------------------------------------------------------------------
Investment Income                           $     113,448,043   $     5,521,019
Short-term capital gain                                    --           230,023
--------------------------------------------------------------------------------
Ordinary Income                                   113,448,043         5,751,042
--------------------------------------------------------------------------------
Long-term capital gain                             92,487,665        39,420,211
--------------------------------------------------------------------------------
Total Distributions                         $     205,935,708   $    45,171,253
================================================================================

      As of March 31, 2008, the components of distributable earnings on a tax basis were as follows:

--------------------------------------------------------------------------------
                                                                WORLDWIDE HIGH
                                    GLOBAL                      DIVIDEND YIELD
                                  VALUE FUND     VALUE FUND       VALUE FUND
--------------------------------------------------------------------------------
Undistributed ordinary income   $   14,412,014   $    483,541   $       561,020
Undistributed realized gain         95,083,572     15,348,347                --
Unrealized
  appreciation/depreciation      2,687,733,848    164,838,079        (2,643,578)
Accumulated capital and
  other losses                              --        (18,227)         (230,572)
--------------------------------------------------------------------------------
Total                           $2,797,229,434   $180,651,740   $    (2,313,130)
================================================================================

--------------------------------------------------------------------------------

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

      FEDERAL INCOME TAXES Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      In June 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 applies to all registered investment companies and establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in the financial statements. FIN 48 became effective for the Funds on September 30, 2007. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (through tax years ended March 31, 2008) and has concluded that as of March 31, 2008, no provision for income tax is required in the Funds' financial statements. Additionally, the Funds are not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds.

      EXPENSES Expenses directly attributable to each Fund as a diversified series of the Company are charged to such Fund. Other expenses of the Company are allocated to each series based on the average net assets of each series or other equitable allocation method.

3. INVESTMENT ADVISORY FEE, OTHER RELATED PARTY TRANSACTIONS AND ADMINISTRATION FEE

      The Company, on behalf of each Fund, has entered into separate investment advisory agreements with Tweedy, Browne (each, an "Advisory Agreement"). Under each Advisory Agreement, the Company pays Tweedy, Browne a fee at the annual rate of 1.25% of the value of each Fund's average daily net assets. The fee is payable monthly, provided each Fund will make such interim payments as may be requested by the Investment Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the year ended March 31, 2008, Tweedy, Browne received $99,326,048 and $6,092,860 for Global Value Fund and Value Fund, respectively. For the period from September 5, 2007 through March 31, 2008, Tweedy Browne received $228,247 which was net of fees waived of $146,360 for Worldwide High Dividend Yield Value Fund.

      The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Worldwide High Dividend Yield Value Fund to the extent necessary to maintain the total annual fund operating expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 1.37%. This arrangement will continue at least through March 31, 2009. In this arrangement, the Worldwide High Dividend Yield Value Fund has agreed, during the two-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent that after giving effect to such repayment such adjusted total annual fund operating expenses would not exceed 1.37% on an annualized basis. At March 31, 2008, the amount of potential recovery expiring March 31, 2010, was $146,360.

      The current and retired managing directors and their families, as well as employees of Tweedy, Browne, have approximately $91.6 million, $45.1 million and $6.8 million of their own money invested in Global Value Fund, Value Fund and Worldwide High Dividend Yield Value Fund, respectively, as of March 31, 2008.

      The Company, on behalf of the Funds, has entered into an administration agreement (the "Administration Agreement") with PFPC Inc. (the "Administrator"), an indirect, majority-owned subsidiary of PNC Financial Services Group Inc. Under the Administration Agreement, the Company pays the Administrator an administration fee and a fund accounting fee computed daily and payable monthly at the following annual rates of the aggregate average daily net assets of the Funds, allocated according to each Funds' net assets:

--------------------------------------------------------------------------------
                                             BETWEEN     BETWEEN
                                           $1 BILLION  $5 BILLION
                                  UP TO        AND         AND       EXCEEDING
                               $1 BILLION  $5 BILLION  $10 BILLION  $10 BILLION
--------------------------------------------------------------------------------
Administration Fees              0.0300%     0.0180%     0.0100%      0.0090%
Accounting Fees                  0.0075%     0.0060%     0.0050%      0.0040%
================================================================================

      No officer, director or employee of Tweedy, Browne, the Administrator or any parent or subsidiary of those corporations receives any compensation from the Company for serving as a director or officer of the Company. The Company pays each Non-Interested Director $75,000 annually to be paid quarterly in $18,750 increments plus out-of-pocket expenses for their services as directors. The annual fee of $75,000 paid to each Non-Interested Director is divided proportionately between the Funds. The current allocation ratio of the annual fee is 80% paid by Global Value Fund, 15% paid by Value Fund, and 5% paid by Worldwide High Dividend Yield Value Fund. Total Directors' fees paid by each Fund for the year ended March 31, 2008, excluding any out-of-pocket expenses, were $240,000, $48,750 and $11,250, respectively.

      Mellon Trust of New England, N.A. ("MTONE"), a direct, wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the Funds' custodian pursuant to a custody agreement (the "Custody Agreement"). PFPC Inc. also serves as the Funds' transfer agent. Tweedy, Browne also serves as the distributor to the Funds and pays all distribution fees. No distribution fees are paid by the Funds.

--------------------------------------------------------------------------------

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

4. SECURITIES TRANSACTIONS

      Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended March 31, 2008, are as follows:

--------------------------------------------------------------------------------
                                                                 WORLDWIDE HIGH
                                      GLOBAL                     DIVIDEND YIELD
                                    VALUE FUND      VALUE FUND     VALUE FUND
--------------------------------------------------------------------------------
Purchases                         $  686,599,453   $46,865,602   $62,119,102
--------------------------------------------------------------------------------
Sales                              1,302,908,365    83,050,312       617,094
================================================================================

      The aggregate gross unrealized appreciation and depreciation and net unrealized appreciation/(depreciation) as computed on a federal income tax basis, at March 31, 2008 for each Fund is as follows:

--------------------------------------------------------------------------------
                                                                       NET
                                   GROSS            GROSS         APPRECIATION/
                               APPRECIATION     DEPRECIATION     (DEPRECIATION)
--------------------------------------------------------------------------------
Global Value Fund             $2,987,804,460   $ (300,070,612)   $2,687,733,848
--------------------------------------------------------------------------------
Value Fund                    $  178,589,879   $  (13,751,800)   $  164,838,079
--------------------------------------------------------------------------------
Worldwide High
Dividend Yield
Value Fund                    $    1,636,969   $   (4,280,547)   $   (2,643,578)
================================================================================

5. CAPITAL STOCK

      The Company is authorized to issue $1.4 billion shares of $0.0001 par value capital stock, of which 600,000,000, 400,000,000 and 400,000,000 of the unissued shares have been designated as shares of the Global Value Fund, Value Fund and Worldwide High Dividend Yield Value Fund, respectively. Redemptions from the Global Value Fund and the Worldwide High Dividend Yield Value Fund, including exchange redemptions, within 60 days of purchase are subject to a redemption fee equal to 2% of the redemption proceeds, which will be retained by each Fund.

      Changes in shares outstanding for the year ended March 31, 2008 were as follows:

--------------------------------------------------------------------------------
                                                  GLOBAL VALUE FUND
--------------------------------------------------------------------------------
                                          SHARES                    AMOUNT
--------------------------------------------------------------------------------
Sold                                    17,608,959           $   553,900,749
Reinvested                              24,655,422               737,443,820
Redeemed                               (54,963,288)           (1,745,355,326)
--------------------------------------------------------------------------------
Net Decrease                           (12,698,907)          $  (454,010,757)
================================================================================

--------------------------------------------------------------------------------
                                                     VALUE FUND
--------------------------------------------------------------------------------
                                          SHARES                    AMOUNT
--------------------------------------------------------------------------------
Sold                                       705,881           $    17,040,395
Reinvested                               2,042,923                44,923,865
Redeemed                                (3,989,699)              (95,024,814)
--------------------------------------------------------------------------------
Net Decrease                            (1,240,895)          $   (33,060,554)
================================================================================

--------------------------------------------------------------------------------
                                   WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
--------------------------------------------------------------------------------
                                          SHARES                    AMOUNT
--------------------------------------------------------------------------------
Sold                                     8,328,156           $    82,942,823
Reinvested                                  18,984                   190,598
Redeemed                                (1,088,605)              (10,394,181)
--------------------------------------------------------------------------------
Net Increase                             7,258,535           $    72,739,240
================================================================================

      Changes in shares outstanding for the Global Value Fund and the Value Fund for the year ended March 31, 2007 were as follows:

--------------------------------------------------------------------------------
                            GLOBAL VALUE FUND                 VALUE FUND
--------------------------------------------------------------------------------
                          SHARES         AMOUNT          SHARES       AMOUNT
--------------------------------------------------------------------------------
Sold                  21,616,948   $   640,713,070      710,487   $  17,777,508
Reinvested             6,186,427       191,284,317    1,736,914      42,467,545
Redeemed             (52,475,756)   (1,555,918,402)  (4,119,879)   (101,787,695)
--------------------------------------------------------------------------------
Net Decrease         (24,672,381)  $  (723,921,015)  (1,672,478)  $ (41,542,642)
================================================================================

6. FOREIGN SECURITIES

      Investing in securities of foreign companies and foreign governments involves economic and political risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These considerations include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, less publicly available information, not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting, lower trading volume, delayed settlements and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on dividends paid to a Fund), war, seizure, political and social instability and diplomatic developments.

7. SECURITIES LENDING

      The Funds may lend securities to brokers, dealers and other financial organizations to earn additional income. Each security out on loan is collateralized with segregated assets held with the borrower in an amount equal to or greater than the current market value of the loaned securities. At March 31, 2008, the Funds did not have any securities out on loan.

8. NEW ACCOUNTING PRONOUNCEMENTS

      In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") was issued by the FASB and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

--------------------------------------------------------------------------------

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

REPORT OF PRICEWATERHOUSECOOPERS LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Tweedy, Browne Global Value Fund, Tweedy, Browne Value Fund and Tweedy, Browne Worldwide High Dividend Yield Value Fund and the Board of Directors of Tweedy, Browne Fund Inc.:

      In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tweedy, Browne Global Value Fund, Tweedy, Browne Value Fund and Tweedy, Browne Worldwide High Dividend Yield Value Fund (the "Funds", each a series of Tweedy, Browne Fund Inc.) at March 31, 2008 and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

      The financial highlights of the Tweedy, Browne Global Value Fund and Tweedy, Browne Value Fund for the year ended March 31, 2004 were audited by other independent accountants whose report dated May 10, 2004 expressed an unqualified opinion on those highlights.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 16, 2008

--------------------------------------------------------------------------------

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)

            YEAR ENDED MARCH 31, 2008

1. TAX INFORMATION

      For the fiscal year ended March 31, 2008, the amount of long-term capital gain designated by the Funds which is taxable at a 15% rate gain for federal income tax purposes was:

--------------------------------------------------------------------------------
FUND
--------------------------------------------------------------------------------
Global Value Fund                                                 $ 727,575,277
--------------------------------------------------------------------------------
Value Fund                                                        $  47,277,108
--------------------------------------------------------------------------------
Worldwide High Dividend Yield Value Fund                          $          --
================================================================================

      Of the ordinary income (including short-term capital gain) distributions made by the Funds during the fiscal year ended March 31, 2008, the percentage that qualifies for the dividend received deduction available to corporate shareholders was:

--------------------------------------------------------------------------------
FUND
--------------------------------------------------------------------------------
Global Value Fund                                                         2.996%
--------------------------------------------------------------------------------
Value Fund                                                              100.000%
--------------------------------------------------------------------------------
Worldwide High Dividend Yield Value Fund                                 41.230%
================================================================================

      For the fiscal year ended March 31, 2008, the percentage of the distributions paid by the Funds that qualifies for the 15% dividend tax rate was:.

--------------------------------------------------------------------------------
FUND
--------------------------------------------------------------------------------
Global Value Fund                                                           100%
--------------------------------------------------------------------------------
Value Fund                                                                  100%
--------------------------------------------------------------------------------
Worldwide High Dividend Yield Value Fund                                    100%
================================================================================

      If the Fund meets the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, the Funds may elect to pass through to its shareholders credits for foreign taxes paid.

      For the fiscal year ended March 31, 2008, the Tweedy, Browne Global Value Fund derived $199,587,508 of gross income from foreign sources and paid foreign taxes of $20,431,133 (representing $0.8874 and $0.0908 per share, respectively).

2. PORTFOLIO INFORMATION

      The Company files the Funds' complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Company's Form N-Q is available (1) on the SEC's website at http://www.sec.gov; (2) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC; or (3) by calling the Fund at 1-800-432-4789. Information regarding the operation of the PRR may be obtained by calling 1-202-551-8090.

3. PROXY VOTING INFORMATION

      The policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities held by the Funds are included in the Company's Statement of Additional Information, which is available without charge and upon request by calling the Fund at 1-800-432-4789. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, at http://www.sec.gov.

4. DIRECTORS AND OFFICERS INFORMATION

      Information pertaining to the Directors and officers* of the Company is set forth on the following pages. The Board of Directors oversees the Company's business and investment activities and is responsible for protecting the interest of the Fund's shareholders. You can find more information about the Directors in the Company's Statement of Additional Information, which is available free of charge by calling 1-800-432-4789.
---------------
* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)

                                                   NON-INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                                                                                        FUND
                                                                                      COMPLEX                 OTHER
                            TERM OF 1                                               OVERSEEN BY           TRUSTEESHIPS/
                            OFFICE AND                                              DIRECTOR OR           DIRECTORSHIPS
NAME, ADDRESS, AGE AND      LENGTH OF            PRINCIPAL OCCUPATION(S)            NOMINEE FOR              HELD BY
POSITION(S) WITH COMPANY   TIME SERVED             DURING PAST 5 YEARS                DIRECTOR              DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
Paul F. Balser               7 years     Partner, Ironwood Manufacturing Fund,            3          Director, Janus Capital
Ironwood Partners LLC                    LP (private equity investments), since                         Group Inc. (asset
420 Lexington Avenue                     2003; Partner, Ironwood Management Fund                           management)
New York, NY 10170                       (private equity investments), since
Birthdate: 2/12/1942                     2007; Partner, Ironwood Partners LLC
Director                                 (private equity investments), since
                                         2001; Partner, Generation Partners
                                         (private equity investments) from
                                         August 1995 to September 30, 2004.

Bruce A. Beal                14 years    Partner and Chairman, The Beal                   3                   None
The Beal Companies                       Companies (real estate development and
177 Milk Street                          investment companies); Real estate
Boston, MA 02109                         consultant.
Birthdate: 6/28/1936
Director

John C. Hover II             5 years     Former Executive Vice President, United          3            Director, Excelsior
72 North Main Street                     States Trust Company of New York                          Venture Partners III, LLC;
New Hope, PA 18938                       (Retired since 2001).                                         Director, Excelsior
Birthdate: 5/13/1943                                                                               Venture Investors III, LLC
Director

Richard B. Salomon           13 years    Partner, Wolf, Block, Schorr and                 3                   None
Wolf, Block, Schorr and                  Solis-Cohen LLP (law firm) since April
Solis-Cohen LLP                          2005. Prior to 2005, Partner, Salans
250 Park Avenue                          (law firm) since prior to 2000.
New York, NY 10177
Birthdate: 12/19/1947
Director

------------------------------------------------------------------------------------------------------------------------------
                                                   INTERESTED DIRECTORS 2

Christopher H. Browne 3      14 years    Managing Director, Tweedy, Browne                3                    N/A
Tweedy, Browne                           Company LLC.
   Company LLC
350 Park Avenue
New York, NY 10022
Birthdate: 12/19/1946
Chairman

Thomas H. Shrager          Since April   Managing Director, Tweedy, Browne                3                    N/A
Tweedy, Browne                 2008      Company LLC.
   Company LLC
350 Park Avenue
New York, NY 10022
Birthdate: 5/7/1957
Director

--------------------------------------------------------------------------------

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)

                                                OFFICERS WHO ARE NOT DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------

                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                                                                                       FUND
                                                                                      COMPLEX                OTHER
                            TERM OF 1                                               OVERSEEN BY          TRUSTEESHIPS/
                           OFFICE AND                                               DIRECTOR OR          DIRECTORSHIPS
 NAME, ADDRESS, AGE AND     LENGTH OF            PRINCIPAL OCCUPATION(S)            NOMINEE FOR             HELD BY
POSITION(S) WITH COMPANY   TIME SERVED             DURING PAST 5 YEARS               DIRECTOR              DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
William H. Browne 3        Since April   Managing Director, Tweedy, Browne              N/A                   N/A
Tweedy, Browne                2007       Company LLC.
   Company LLC                           William H. Browne serves as Chairman of
350 Park Avenue                          the Board of Directors of funds managed
New York, NY 10022                       by the Funds' investment adviser that
Birthdate: 9/19/1944                     are part of an offshore fund complex
President                                registered for public sale in certain
                                         European jurisdictions.

Patricia A. Rogers           3 years     Chief Compliance Officer of the Funds          N/A                   N/A
Tweedy, Browne                           since June 2004; Associate General
   Company LLC                           Counsel, Tweedy, Browne Company LLC.
350 Park Avenue
New York, NY 10022
Birthdate: 7/18/1966
Chief Compliance Officer

M. Gervase Rosenberger      14 years     Executive Vice President, Tweedy,              N/A                   N/A
Tweedy, Browne                           Browne Company LLC since 2001; General
   Company LLC                           Counsel and Chief Compliance Officer,
350 Park Avenue                          Tweedy, Browne Company LLC until 2001.
New York, NY 10022
Birthdate: 3/21/1951
Chief Operating Officer,
   Vice President and
   Secretary

John D. Spears              14 years     Managing Director, Tweedy, Browne              N/A                   N/A
Tweedy, Browne                           Company LLC.
   Company LLC
350 Park Avenue
New York, NY 10022
Birthdate: 9/7/1948
Vice President

Robert Q. Wyckoff, Jr.       5 years     Managing Director, Tweedy, Browne              N/A                   N/A
Tweedy, Browne                           Company LLC.
   Company LLC
350 Park Avenue
New York, NY 10022
Birthdate: 11/26/1952
Treasurer

----------
1 Directors serve for a term until the earliest of the next annual meeting of stockholders and the election and qualification of their successors, or their: (i) removal, (ii) resignation or (iii) death.
2 "Interested person" of the Company as defined in the Investment Company Act of 1940, as amended ("1940 Act"). Messrs. Christopher H. Browne and Thomas H. Shrager are each an "interested person" because of their affiliation with Tweedy, Browne Company LLC, which acts as the Funds' investment adviser and distributor.
3     Mr. Christopher H. Browne and Mr. William H. Browne are brothers.

--------------------------------------------------------------------------------

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

                            TWEEDY, BROWNE FUND INC.
                       350 Park Avenue, New York, NY 10022
                                  800-432-4789
                                 www.tweedy.com

--------------------------------------------------------------------------------


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Paul Balser is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $173,000 for 2008 and $117,500 for 2007.

AUDIT-RELATED FEES
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $4,410 for 2008 and $6,813 for 2007.

TAX FEES
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $14,750 for 2008 and $9,370 for 2007.

ALL OTHER FEES
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $2,975 for 2008 and $4,050 for 2007.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Fund's Audit Committee reviews, negotiates and approves in advance the scope of work, any related engagement letter and the fees to be charged by the independent auditors for audit services and, subject to any de minimis exceptions, permitted non-audit services for the Fund and for permitted non-audit services for the Fund's investment adviser and any affiliates thereof that provide services to the Fund if such non-audit services have a direct impact on the operations or financial reporting of the Fund.


  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b)  100%

                           (c)  100%

                           (d)  100%

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2008 and $0 for 2007..

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) TWEEDY, BROWNE FUND INC.

By (Signature and Title)*  /S/ WILLIAM H. BROWNE
                         -------------------------------------------------------
                          William H. Browne, President
                          (principal executive officer)

Date   June 5, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ WILLIAM H. BROWNE
                         -------------------------------------------------------
                          William H. Browne, President
                          (principal executive officer)

Date   June 5, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ ROBERT Q. WYCKOFF, JR.
                         -------------------------------------------------------
                           Robert Q. Wyckoff, Jr., Treasurer
                           (principal financial officer)

Date   June 5, 2008
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.